                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-5188
                                   ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI           64111
--------------------------------------------------------------------------------
          (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:         816-531-5575
                                                    ----------------------------

Date of fiscal year end:           12-31
                          ------------------------------------------------------

Date of reporting period:          03-31-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                VP Balanced Fund

                                 March 31, 2008

                                                                    [LOGO]
                                                                American Century
                                                                 Investments(R)

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------

COMMON STOCKS - 55.4%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.3%
       17,835  Boeing Co.                                          $  1,326,389
        7,654  Lockheed Martin Corp.                                    760,042
                                                                   ------------
                                                                      2,086,431
                                                                   ------------

AIR FREIGHT & LOGISTICS - 0.6%
        1,332  C.H. Robinson Worldwide, Inc.                             72,461
        2,159  FedEx Corp.                                              200,074
        8,982  United Parcel Service, Inc., Class B                     655,866
                                                                   ------------
                                                                        928,401
                                                                   ------------

AIRLINES - 0.1%
        5,857  Southwest Airlines Co.                                    72,627
        1,382  UAL Corp.                                                 29,754
                                                                   ------------
                                                                        102,381
                                                                   ------------

AUTO COMPONENTS - 0.2%
        3,465  Magna International, Inc., Class A                       250,000
                                                                   ------------

AUTOMOBILES(1)
        5,747  Ford Motor Co.(2)                                         32,873
                                                                   ------------

BEVERAGES - 2.1%
       26,326  Anheuser-Busch Cos., Inc.                              1,249,169
        7,504  Coca-Cola Co. (The)                                      456,768
       34,871  Coca-Cola Enterprises, Inc.                              843,878
       16,150  Pepsi Bottling Group, Inc.                               547,647
        4,037  PepsiCo, Inc.                                            291,471
                                                                   ------------
                                                                      3,388,933
                                                                   ------------

BIOTECHNOLOGY - 0.9%
       17,547  Amgen, Inc.(2)                                           733,114
        7,297  Cephalon, Inc.(2)                                        469,927
        5,003  Gilead Sciences, Inc.(2)                                 257,804
                                                                   ------------
                                                                      1,460,845
                                                                   ------------

BUILDING PRODUCTS(1)
        2,386  Armstrong World Industries, Inc.                          85,085
                                                                   ------------

CAPITAL MARKETS - 2.1%
        2,411  Goldman Sachs Group, Inc. (The)                          398,755
        9,775  Knight Capital Group, Inc., Class A(2)                   158,746
       27,207  Morgan Stanley                                         1,243,360
        6,294  Northern Trust Corp.                                     418,362
       15,502  State Street Corp.                                     1,224,658
                                                                   ------------
                                                                      3,443,881
                                                                   ------------

CHEMICALS - 0.9%
        9,212  Celanese Corp., Series A                                 359,729
          841  CF Industries Holdings, Inc.                              87,144
          831  E.I. du Pont de Nemours & Co.                             38,858
        4,407  Monsanto Co.                                             491,381
        3,232  Mosaic Co. (The)(2)                                      331,603
        2,959  Terra Industries, Inc.(2)                                105,133
                                                                   ------------
                                                                      1,413,848
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------

COMMERCIAL BANKS - 1.0%
       13,315  Royal Bank of Canada                                $    619,148
       34,021  Wells Fargo & Co.                                        990,011
                                                                   ------------
                                                                      1,609,159
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 0.2%
       10,240  R.R. Donnelley & Sons Co.                                310,374
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.2%
       14,461  Cisco Systems, Inc.(2)                                   348,365
                                                                   ------------

COMPUTERS & PERIPHERALS - 2.7%
        7,084  Apple, Inc.(2)                                         1,016,554
       41,345  Hewlett-Packard Co.                                    1,887,813
       11,142  Lexmark International, Inc., Class A(2)                  342,282
       27,946  Seagate Technology                                       585,189
       20,383  Sun Microsystems, Inc.(2)                                316,548
       10,183  Western Digital Corp.(2)                                 275,348
                                                                   ------------
                                                                      4,423,734
                                                                   ------------

CONSTRUCTION & ENGINEERING - 0.3%
        7,097  Chicago Bridge & Iron Co., New York Shares               278,486
          408  EMCOR Group, Inc.(2)                                       9,062
        1,850  Fluor Corp.                                              261,146
                                                                   ------------
                                                                        548,694
                                                                   ------------

CONSUMER FINANCE - 1.4%
        7,018  American Express Co.                                     306,827
       18,758  Capital One Financial Corp.                              923,268
       59,567  Discover Financial Services                              975,112
                                                                   ------------
                                                                      2,205,207
                                                                   ------------

CONTAINERS & PACKAGING - 0.4%
        6,637  Owens-Illinois, Inc.(2)                                  374,526
        6,923  Rock-Tenn Co., Class A                                   207,482
                                                                   ------------
                                                                        582,008
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 2.0%
       26,582  Bank of America Corp.                                  1,007,724
        4,295  Citigroup, Inc.                                           91,999
       51,176  JPMorgan Chase & Co.                                   2,198,009
                                                                   ------------
                                                                      3,297,732
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
       42,993  AT&T, Inc.                                             1,646,632
          277  CenturyTel, Inc.                                           9,207
       15,970  Verizon Communications, Inc.                             582,107
                                                                   ------------
                                                                      2,237,946
                                                                   ------------

ELECTRIC UTILITIES - 1.2%
        9,791  Duke Energy Corp.                                        174,770
        2,316  Edison International                                     113,530
       11,929  Entergy Corp.                                          1,301,215
        1,166  Exelon Corp.                                              94,761
        3,989  FPL Group, Inc.                                          250,270
                                                                   ------------
                                                                      1,934,546
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.3%
        9,173  Emerson Electric Co.                                     472,043
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
       32,924  Tyco Electronics Ltd.                               $  1,129,952
                                                                   ------------

ENERGY EQUIPMENT & SERVICES - 1.4%
        5,287  FMC Technologies, Inc.(2)                                300,777
        9,984  Halliburton Co.                                          392,671
       20,056  National Oilwell Varco, Inc.(2)                        1,170,869
        5,532  Schlumberger Ltd.                                        481,284
                                                                   ------------
                                                                      2,345,601
                                                                   ------------

FOOD & STAPLES RETAILING - 1.1%
        9,584  Safeway, Inc.                                            281,290
       14,225  SYSCO Corp.                                              412,810
       20,780  Wal-Mart Stores, Inc.                                  1,094,691
                                                                   ------------
                                                                      1,788,791
                                                                   ------------

FOOD PRODUCTS - 0.6%
        5,299  Flowers Foods, Inc.                                      131,150
       10,013  General Mills, Inc.                                      599,579
        4,611  Hormel Foods Corp.                                       192,094
                                                                   ------------
                                                                        922,823
                                                                   ------------

GAS UTILITIES - 0.2%
        5,986  ONEOK, Inc.                                              267,155
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
       21,735  Baxter International, Inc.                             1,256,718
       14,122  Becton, Dickinson & Co.                                1,212,373
        1,474  Mettler-Toledo International, Inc.(2)                    143,155
                                                                   ------------
                                                                      2,612,246
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 0.7%
        1,476  AMERIGROUP Corp.(2)                                       40,339
        2,226  Express Scripts, Inc.(2)                                 143,176
        9,325  Health Net, Inc.(2)                                      287,210
        7,018  Humana, Inc.(2)                                          314,828
        7,484  WellCare Health Plans, Inc.(2)                           291,502
                                                                   ------------
                                                                      1,077,055
                                                                   ------------

HEALTH CARE TECHNOLOGY(1)
          842  IMS Health, Inc.                                          17,691
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 1.4%
        2,388  Choice Hotels International, Inc.                         81,455
       27,307  McDonald's Corp.                                       1,522,911
       20,038  Yum! Brands, Inc.                                        745,614
                                                                   ------------
                                                                      2,349,980
                                                                   ------------

HOUSEHOLD DURABLES - 0.1%
        5,075  Tupperware Brands Corp.                                  196,301
                                                                   ------------

HOUSEHOLD PRODUCTS - 0.9%
        2,886  Colgate-Palmolive Co.                                    224,848
       18,779  Procter & Gamble Co. (The)                             1,315,845
                                                                   ------------
                                                                      1,540,693
                                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
       43,471  Reliant Energy, Inc.(2)                                1,028,089
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.6%
       53,196  General Electric Co.                                $  1,968,784
        3,220  McDermott International, Inc.(2)                         176,521
       10,068  Tyco International Ltd.                                  443,495
                                                                   ------------
                                                                      2,588,800
                                                                   ------------

INSURANCE - 1.6%
        9,486  ACE Ltd.                                                 522,299
       12,348  Arch Capital Group Ltd.(2)                               847,937
        5,103  Aspen Insurance Holdings Ltd.                            134,617
       13,770  Axis Capital Holdings Ltd.                               467,905
        5,433  Travelers Cos., Inc. (The)                               259,969
       20,261  Unum Group                                               445,945
                                                                   ------------
                                                                      2,678,672
                                                                   ------------

INTERNET & CATALOG RETAIL - 0.2%
        4,811  Amazon.com, Inc.(2)                                      343,024
                                                                   ------------

INTERNET SOFTWARE & SERVICES - 0.6%
       10,206  eBay, Inc.(2)                                            304,547
        1,545  Google, Inc., Class A(2)                                 680,526
                                                                   ------------
                                                                        985,073
                                                                   ------------

IT SERVICES - 3.0%
       32,570  Accenture Ltd., Class A                                1,145,487
        1,057  Computer Sciences Corp.(2)                                43,115
       21,184  International Business Machines Corp.                  2,439,126
          570  Metavante Technologies, Inc.(2)                           11,394
        2,894  Visa, Inc., Class A(2)                                   180,470
       48,988  Western Union Co. (The)                                1,041,975
                                                                   ------------
                                                                      4,861,567
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS - 0.1%
        3,440  Polaris Industries, Inc.(3)                              141,074
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 0.1%
        1,603  Invitrogen Corp.(2)                                      137,008
                                                                   ------------

MACHINERY - 1.1%
       10,312  Caterpillar, Inc.                                        807,326
       10,356  Deere & Co.                                              833,037
          805  Flowserve Corp.                                           84,026
        1,385  Parker-Hannifin Corp.                                     95,939
                                                                   ------------
                                                                      1,820,328
                                                                   ------------

MEDIA - 0.7%
       11,263  Comcast Corp., Class A                                   217,826
        2,973  DIRECTV Group, Inc. (The)(2)                              73,701
       18,042  DISH Network Corp., Class A(2)                           518,347
        1,690  Omnicom Group, Inc.                                       74,664
        7,742  Viacom, Inc., Class B(2)                                 306,738
                                                                   ------------
                                                                      1,191,276
                                                                   ------------

METALS & MINING - 0.6%
        8,568  Freeport-McMoRan Copper & Gold, Inc.                     824,413
        1,750  Southern Copper Corp.(3)                                 181,702
                                                                   ------------
                                                                      1,006,115
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
MULTILINE RETAIL - 0.1%
        5,719  Big Lots, Inc.(2)                                   $    127,534
                                                                   ------------

OFFICE ELECTRONICS - 0.4%
       45,478  Xerox Corp.                                              680,806
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 6.4%
       15,462  Chevron Corp.                                          1,319,836
       26,409  ConocoPhillips                                         2,012,630
       56,547  Exxon Mobil Corp.                                      4,782,745
       19,872  Occidental Petroleum Corp.                             1,454,034
        5,200  Stone Energy Corp.(2)                                    272,012
        4,459  Sunoco, Inc.                                             233,964
        4,969  Valero Energy Corp.                                      244,028
        4,352  W&T Offshore, Inc.                                       148,447
                                                                   ------------
                                                                     10,467,696
                                                                   ------------

PHARMACEUTICALS - 3.0%
       22,776  Eli Lilly & Co.                                        1,175,014
        8,998  Forest Laboratories, Inc.(2)                             360,010
       36,913  Johnson & Johnson                                      2,394,546
       30,848  Pfizer, Inc.                                             645,649
       12,520  Sepracor, Inc.(2)                                        244,390
                                                                   ------------
                                                                      4,819,609
                                                                   ------------

ROAD & RAIL - 0.5%
        2,489  Burlington Northern Santa Fe Corp.                       229,536
        3,405  CSX Corp.                                                190,918
        2,942  Norfolk Southern Corp.                                   159,809
        2,081  Union Pacific Corp.                                      260,916
                                                                   ------------
                                                                        841,179
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
       21,484  Amkor Technology, Inc.(2)                                229,879
          431  Intel Corp.                                                9,129
       22,123  National Semiconductor Corp.                             405,293
       25,140  NVIDIA Corp.(2)                                          497,521
       40,002  Texas Instruments, Inc.                                1,130,856
       25,199  Xilinx, Inc.                                             598,476
                                                                   ------------
                                                                      2,871,154
                                                                   ------------

SOFTWARE - 2.2%
       15,656  Adobe Systems, Inc.(2)                                   557,197
       59,399  Microsoft Corp.                                        1,685,744
       22,253  Oracle Corp.(2)                                          435,269
       51,483  Symantec Corp.(2)                                        855,647
                                                                   ------------
                                                                      3,533,857
                                                                   ------------

SPECIALTY RETAIL - 2.2%
        9,767  AutoZone, Inc.(2)                                      1,111,778
       10,077  Best Buy Co., Inc.                                       417,792
       23,918  Gap, Inc. (The)                                          470,706
       34,740  RadioShack Corp.                                         564,525
       30,724  TJX Cos., Inc. (The)                                   1,016,043
                                                                   ------------
                                                                      3,580,844
                                                                   ------------

TOBACCO - 0.6%
       10,589  Altria Group, Inc.                                       235,076

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
       10,589  Philip Morris International, Inc.(2)                $    535,591
        3,760  Universal Corp.                                          246,393
                                                                   ------------
                                                                      1,017,060
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $84,657,641)                                                   90,131,539
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(4) - 13.6%
-------------------------------------------------------------------------------
    $  58,208  FHLMC, 7.00%, 11/1/13(5)                                  61,045
       91,153  FHLMC, 6.50%, 6/1/16(5)                                   95,529
      108,297  FHLMC, 6.50%, 6/1/16(5)                                  113,497
      772,802  FHLMC, 4.50%, 1/1/19(5)                                  772,029
       26,525  FHLMC, 6.50%, 1/1/28(5)                                   27,807
       17,818  FHLMC, 6.50%, 6/1/29(5)                                   18,674
       21,509  FHLMC, 8.00%, 7/1/30(5)                                   23,361
      732,743  FHLMC, 5.50%, 12/1/33(5)                                 742,469
       83,382  FHLMC, 6.50%, 7/1/47(5)                                   85,717
    4,518,873  FNMA, 6.00%, settlement date 4/14/08(6)                4,629,725
    1,518,000  FNMA, 6.50%, settlement date 4/14/08(6)                1,572,316
       29,858  FNMA, 5.50%, 12/1/08(5)                                   29,989
        6,514  FNMA, 6.50%, 11/1/11(5)                                    6,791
        6,683  FNMA, 6.00%, 4/1/13(5)                                     6,904
       14,487  FNMA, 6.00%, 4/1/13(5)                                    14,965
        4,145  FNMA, 6.00%, 5/1/13(5)                                     4,281
        3,824  FNMA, 6.50%, 6/1/13(5)                                     4,015
       27,614  FNMA, 6.50%, 6/1/13(5)                                    28,997
        7,066  FNMA, 6.00%, 7/1/13(5)                                     7,299
       89,441  FNMA, 6.00%, 1/1/14(5)                                    92,391
      396,589  FNMA, 4.50%, 5/1/19(5)                                   396,039
      408,316  FNMA, 4.50%, 5/1/19(5)                                   407,750
        7,047  FNMA, 6.50%, 1/1/28(5)                                     7,376
       25,438  FNMA, 7.00%, 1/1/28(5)                                    27,090
       54,060  FNMA, 6.50%, 1/1/29(5)                                    56,544
       61,899  FNMA, 7.50%, 7/1/29(5)                                    66,948
       20,772  FNMA, 7.50%, 9/1/30(5)                                    22,430
       65,381  FNMA, 6.50%, 1/1/32(5)                                    68,235
      514,007  FNMA, 5.50%, 6/1/33(5)                                   520,643
      858,951  FNMA, 5.50%, 7/1/33(5)                                   870,039
      412,937  FNMA, 5.50%, 8/1/33(5)                                   418,268
    1,751,850  FNMA, 5.00%, 11/1/33(5)                                1,739,030
    1,780,105  FNMA, 5.50%, 1/1/34(5)                                 1,803,084
    1,417,007  FNMA, 5.00%, 8/1/35(5)                                 1,404,774
    1,371,008  FNMA, 4.50%, 9/1/35(5)                                 1,323,546
    1,777,025  FNMA, 5.00%, 2/1/36(5)                                 1,761,684
    1,073,104  FNMA, 6.50%, 8/1/37(5)                                 1,102,685
       40,569  FNMA, 6.50%, 6/1/47(5)                                    41,481
      106,843  FNMA, 6.50%, 8/1/47(5)                                   109,247
      144,526  FNMA, 6.50%, 8/1/47(5)                                   148,049
       17,672  FNMA, 6.50%, 9/1/47(5)                                    18,070
      129,705  FNMA, 6.50%, 9/1/47(5)                                   132,623
      133,152  FNMA, 6.50%, 9/1/47(5)                                   136,148
      168,237  FNMA, 6.50%, 9/1/47(5)                                   172,023

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
   $  234,320  FNMA, 6.50%, 9/1/47(5)                              $    239,592
       56,962  GNMA, 7.00%, 4/20/26(5)                                   60,956
       33,266  GNMA, 7.50%, 8/15/26(5)                                   35,909
       11,552  GNMA, 7.00%, 2/15/28(5)                                   12,362
       20,188  GNMA, 7.50%, 2/15/28(5)                                   21,779
       27,197  GNMA, 6.50%, 3/15/28(5)                                   28,453
        3,361  GNMA, 6.50%, 5/15/28(5)                                    3,517
        4,364  GNMA, 6.50%, 5/15/28(5)                                    4,566
       16,038  GNMA, 7.00%, 12/15/28(5)                                  17,162
        5,969  GNMA, 8.00%, 12/15/29(5)                                   6,550
      113,599  GNMA, 7.00%, 5/15/31(5)                                  121,373
      525,806  GNMA, 5.50%, 11/15/32(5)                                 537,743
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES
(Cost $21,835,273)                                                   22,181,569
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 9.8%
-------------------------------------------------------------------------------
      619,281  Banc of America Alternative Loan Trust,
               Series 2007-2, Class 2A4, 5.75%, 6/25/37(5)              591,847

    3,810,409  Banc of America Commercial Mortgage, Inc. STRIPS -
               COUPON, Series 2004-1, Class XP, VRN,
               0.80%, 4/1/08(5)                                          59,991

      450,000  Banc of America Commercial Mortgage, Inc.,
               Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(5)          438,920

      300,000  Banc of America Commercial Mortgage, Inc.,
               Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(5)          285,315

      690,000  Banc of America Commercial Mortgage, Inc.,
               Series 2007-4, Class A3 SEQ, VRN, 6.00%, 4/1/08(5)       668,796

    5,608,620  Bear Stearns Commercial Mortgage Securities Trust
               STRIPS - COUPON, Series 2004 T16, Class X2, VRN,
               0.91%, 4/1/08(5)                                         134,012

      360,141  Bear Stearns Commercial Mortgage Securities Trust,
               Series 2006 BBA7, Class A1, VRN, 2.93%, 4/15/08,
               resets monthly off the 1-month LIBOR plus 0.11%
               with no caps (Acquired 6/5/06, Cost $360,141)(5)(7)      342,814

      800,000  Bear Stearns Commercial Mortgage Securities Trust,
               Series 2006 PW14, Class A4 SEQ, 5.20%, 12/11/38(5)       773,385

       19,514  Commercial Mortgage Pass-Through Certificates,
               Series 2005 F10A, Class A1, VRN, 2.92%, 4/15/08,
               resets monthly off the 1-month LIBOR plus 0.10%
               with no caps (Acquired 3/18/05, Cost $19,514)(5)(7)       18,947

       15,423  Commercial Mortgage Pass-Through Certificates,
               Series 2005 FL11, Class A1, VRN, 2.97%, 4/15/08,
               resets monthly off the 1-month LIBOR plus 0.15%
               with no caps (Acquired 11/18/05, Cost
               $15,423)(5)(7)                                            14,917

    1,432,313  Countrywide Home Loan Mortgage Pass Through Trust,
               Series 2007-16, Class A1, 6.50%, 10/25/37(5)           1,414,026

      150,000  Credit Suisse First Boston Mortgage Securities
               Corp., Series 2000 C1, Class B, VRN,
               7.80%, 4/11/08(5)                                        157,656

      300,000  Credit Suisse First Boston Mortgage Securities
               Corp., Series 2001 CK3, Class A4 SEQ,
               6.53%, 6/15/34(5)                                        308,139

      300,000  Credit Suisse First Boston Mortgage Securities
               Corp., Series 2002 CKN2, Class A3 SEQ,
               6.13%, 4/15/37(5)                                        310,705

    1,500,000  Credit Suisse First Boston Mortgage Securities
               Corp., Series 2002 CKP1, Class B,
               6.57%, 12/15/35(5)                                     1,550,805

      614,608  Credit Suisse First Boston Mortgage Securities
               Corp., Series 2003 AR28, Class 2A1,
               4.41%, 12/25/33(5)                                       617,095

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
   $  200,000  Credit Suisse Mortgage Capital Certificates,
               Series 2007 TF2A, Class A1, VRN, 3.00%, 4/15/08,
               resets monthly off the 1-month LIBOR plus 0.18%
               with no caps (Acquired 7/24/07, Cost
               $200,000)(5)(7)                                       $  190,828

      647,760  FHLMC, Series 2527, Class BN SEQ, 5.00%, 2/15/16(5)      654,032

      504,360  FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(5)          511,330

      350,000  FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(5)      347,901

      255,557  FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(5)         257,091

      122,000  FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17(5)        123,851

      749,089  FNMA, Series 2005-63, Class HA SEQ,
               5.00%, 4/25/23(5)                                        769,275

      500,000  Greenwich Capital Commercial Funding Corp.,
               Series 2005 GG3, Class A2 SEQ, 4.30%, 8/10/42(5)         493,548

      115,289  Greenwich Capital Commercial Funding Corp.,
               Series 2006 FL4A, Class A1, VRN, 3.18%, 4/5/08,
               resets monthly off the 1-month LIBOR plus 0.09%
               with no caps (Acquired 12/14/06, Cost
               $115,289)(5)(7)                                          107,944

      126,946  GS Mortgage Securities Corp. II, Series 2007 EOP,
               Class A1, VRN, 3.17%, 4/7/08, resets monthly off
               the 1-month LIBOR plus 0.09% with no caps
               (Acquired 6/1/07, Cost $126,946)(5)(7)                   117,358

      419,426  J.P. Morgan Mortgage Trust, Series 2005 A8, Class
               6A2, 5.13%, 11/25/35(5)                                  409,012

    1,000,000  LB-UBS Commercial Mortgage Trust, Series 2003 C3,
               Class A3 SEQ, 3.85%, 5/15/27(5)                          954,248

      300,000  LB-UBS Commercial Mortgage Trust, Series 2004 C1,
               Class A2 SEQ, 3.62%, 1/15/29(5)                          295,362

      408,192  LB-UBS Commercial Mortgage Trust, Series 2005 C2,
               Class A2 SEQ, 4.82%, 4/15/30(5)                          405,575

      900,000  LB-UBS Commercial Mortgage Trust, Series 2005 C3,
               Class A3 SEQ, 4.65%, 7/15/30(5)                          874,366

      100,000  LB-UBS Commercial Mortgage Trust, Series 2006 C1,
               Class A4 SEQ, 5.16%, 2/15/31(5)                           97,542

       83,155  Lehman Brothers Floating Rate Commercial Mortgage
               Trust, Series 2006 LLFA, Class A1, VRN,
               2.90%, 4/15/08, resets monthly off the 1-month
               LIBOR plus 0.08% with no caps (Acquired 8/7/06,
               Cost $83,155)(5)(7)                                       78,241

       36,228  MASTR Alternative Loans Trust, Series 2003-8,
               Class 4A1, 7.00%, 12/25/33(5)                             35,977

      269,294  Merrill Lynch Floating Trust, Series 2006-1,
               Class A1, VRN, 2.89%, 4/15/08, resets monthly off
               the 1-month LIBOR plus 0.07% with no caps
               (Acquired 10/31/06, Cost $269,294)(5)(7)                 252,204

      266,227  Thornburg Mortgage Securities Trust,
               Series 2006-5, Class A1, VRN, 2.72%, 4/25/08,
               resets monthly off the 1-month LIBOR plus 0.12%
               with no caps(5)                                          248,815

      275,000  Washington Mutual Mortgage Pass-Through
               Certificates, Series 2005 AR4, Class A3, VRN,
               4.59%, 4/1/08(5)                                         275,986

      704,561  Wells Fargo Mortgage Backed Securities Trust,
               Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37(5)         698,620
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,064,128)                                                   15,886,476
                                                                   ------------
CORPORATE BONDS - 9.0%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.3%
       57,000  Honeywell International, Inc., 5.30%, 3/15/17(5)          58,780
       70,000  Honeywell International, Inc., 5.30%, 3/1/18(5)           71,925
      112,000  Lockheed Martin Corp., 6.15%, 9/1/36(5)                  116,065
      155,000  United Technologies Corp., 4.375%, 5/1/10(5)             159,038

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
     $134,000  United Technologies Corp., 6.05%, 6/1/36(5)         $    138,894
                                                                   ------------
                                                                        544,702
                                                                   ------------

AUTOMOBILES - 0.1%
       70,000  DaimlerChrysler N.A. Holding Corp.,
               5.875%, 3/15/11(5)                                        71,680
      100,000  DaimlerChrysler N.A. Holding Corp.,
               6.50%, 11/15/13(5)                                       105,551
                                                                   ------------
                                                                        177,231
                                                                   ------------

BEVERAGES - 0.4%
      170,000  Coca-Cola Co. (The), 5.35%, 11/15/17(5)                  177,857
      130,000  Diageo Capital plc, 5.75%, 10/23/17(5)                   133,479
      124,000  Miller Brewing Co., 4.25%, 8/15/08 (Acquired
               1/6/04, Cost $126,011)(5)(7)                             124,511
       80,000  PepsiCo, Inc., 4.65%, 2/15/13(5)                          82,928
      190,000  SABMiller plc, 6.20%, 7/1/11 (Acquired 6/27/06,
               Cost $189,865)(5)(7)                                     202,349
                                                                   ------------
                                                                        721,124
                                                                   ------------

CAPITAL MARKETS - 0.2%
       98,000  Merrill Lynch & Co., Inc., 4.25%, 2/8/10(5)               95,765
      180,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10(5)              179,632
                                                                   ------------
                                                                        275,397
                                                                   ------------

CHEMICALS - 0.1%
      100,000  Air Products & Chemicals, Inc., 4.15%, 2/1/13(5)         100,278
       70,000  Rohm and Haas Co., 5.60%, 3/15/13(5)                      72,269
                                                                   ------------
                                                                        172,547
                                                                   ------------

COMMERCIAL BANKS - 0.5%
      130,000  PNC Bank N.A., 4.875%, 9/21/17(5)                        116,940
       80,000  PNC Bank N.A., 6.00%, 12/7/17(5)                          77,252
       97,000  PNC Funding Corp., 5.125%, 12/14/10(5)                    98,035
      110,000  Wachovia Bank N.A., 4.80%, 11/1/14(5)                    104,222
      172,000  Wachovia Bank N.A., 4.875%, 2/1/15(5)                    162,768
      152,000  Wells Fargo & Co., 4.625%, 8/9/10(5)                     156,262
      100,000  Wells Fargo & Co., 4.375%, 1/31/13(5)                     99,638
                                                                   ------------
                                                                        815,117
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES(1)
       70,000  Pitney Bowes, Inc., 5.75%, 9/15/17(5)                     71,403
                                                                   ------------

COMPUTERS & PERIPHERALS - 0.1%
      170,000  Hewlett-Packard Co., 4.50%, 3/1/13(5)                    172,727
                                                                   ------------

CONSUMER FINANCE(1)
       70,000  American Express Centurion Bank, 4.375%, 7/30/09(5)       70,174
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 0.7%
      240,000  Bank of America Corp., 4.375%, 12/1/10(5)                244,512
      124,000  Bank of America N.A., 5.30%, 3/15/17(5)                  123,468
      110,000  Bank of America N.A., 6.00%, 10/15/36(5)                 105,581
       90,000  Citigroup, Inc., 5.00%, 9/15/14(5)                        84,954
      100,000  General Electric Capital Corp., 6.125%, 2/22/11(5)       106,470
      140,000  General Electric Capital Corp., 5.625%, 9/15/17(5)       143,622
       60,000  John Deere Capital Corp., 4.50%, 4/3/13                   59,902
      157,000  John Deere Capital Corp., 5.50%, 4/13/17(5)              161,525
      130,000  Pricoa Global Funding I, 5.40%, 10/18/12 (Acquired
               10/11/07, Cost $129,741)(5)(7)                           137,540
                                                                   ------------
                                                                      1,167,574
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
      154,000  AT&T Corp., 7.30%, 11/15/11(5)                           166,988

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
     $110,000  AT&T, Inc., 6.80%, 5/15/36(5)                       $    113,416
       24,000  BellSouth Corp., 6.875%, 10/15/31(5)                      24,476
      120,000  British Telecommunications plc, 5.95%, 1/15/18(5)        116,528
       65,000  Embarq Corp., 7.08%, 6/1/16(5)                            61,649
       30,000  Qwest Corp., 7.875%, 9/1/11(5)                            30,075
       60,000  Qwest Corp., 7.50%, 10/1/14(5)                            58,800
      150,000  Telecom Italia Capital SA, 4.00%, 1/15/10(5)             147,240
       80,000  Telefonica Emisiones SAU, 7.05%, 6/20/36(5)               83,927
       90,000  Verizon Communications, Inc., 5.55%, 2/15/16(5)           89,710
       70,000  Verizon Communications, Inc., 5.50%, 2/15/18(5)           68,331
       64,000  Verizon Communications, Inc., 6.25%, 4/1/37(5)            61,313
      100,000  Verizon Communications, Inc., 6.40%, 2/15/38(5)           97,701
                                                                   ------------
                                                                      1,120,154
                                                                   ------------

ELECTRIC UTILITIES - 0.4%
      147,000  Carolina Power & Light Co., 5.15%, 4/1/15(5)             149,938
      118,000  Cleveland Electric Illuminating Co. (The),
               5.70%, 4/1/17(5)                                         114,769
       79,000  Florida Power Corp., 4.50%, 6/1/10(5)                     81,227
       70,000  Florida Power Corp., 6.35%, 9/15/37(5)                    73,007
      102,000  Southern California Edison Co., 5.625%, 2/1/36(5)         98,098
       60,000  Toledo Edison Co. (The), 6.15%, 5/15/37(5)                53,313
                                                                   ------------
                                                                        570,352
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.1%
      100,000  Rockwell Automation, Inc., 6.25%, 12/1/37(5)             102,942
                                                                   ------------

FOOD & STAPLES RETAILING - 0.4%
       80,000  CVS Caremark Corp., 5.75%, 6/1/17(5)                      81,446
      130,000  SYSCO Corp., 4.20%, 2/12/13(5)                           132,080
      132,000  Wal-Mart Stores, Inc., 4.125%, 7/1/10(5)                 135,833
      138,000  Wal-Mart Stores, Inc., 5.875%, 4/5/27(5)                 137,530
       80,000  Wal-Mart Stores, Inc., 6.50%, 8/15/37(5)                  84,283
                                                                   ------------
                                                                        571,172
                                                                   ------------

FOOD PRODUCTS - 0.5%
      205,000  Cadbury Schweppes U.S. Finance LLC,
               3.875%, 10/1/08
               (Acquired 6/14/05-10/17/06, Cost $200,791)(5)(7)         204,583
      100,000  Cargill, Inc., 5.20%, 1/22/13 (Acquired 1/16/08,
               Cost $99,917)(5)(7)                                      101,028
      170,000  General Mills, Inc., 5.65%, 9/10/12(5)                   177,049
       70,000  Kellogg Co., 6.60%, 4/1/11(5)                             75,569
      100,000  Kellogg Co., 5.125%, 12/3/12(5)                          103,556
      100,000  Kraft Foods, Inc., 6.00%, 2/11/13(5)                     103,538
                                                                   ------------
                                                                        765,323
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
      220,000  Baxter Finco BV, 4.75%, 10/15/10(5)                      227,425
      150,000  Baxter International, Inc., 5.90%, 9/1/16(5)             158,695
       70,000  Baxter International, Inc., 6.25%, 12/1/37(5)             71,863
                                                                   ------------
                                                                        457,983
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 0.3%
      170,000  McDonald's Corp., 5.35%, 3/1/18(5)                       172,538
       70,000  McDonald's Corp., 6.30%, 10/15/37(5)                      72,148
      170,000  Royal Caribbean Cruises Ltd., 7.00%, 6/15/13(5)          159,888
      140,000  Yum! Brands, Inc., 6.875%, 11/15/37(5)                   134,355
                                                                   ------------
                                                                        538,929
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.1%
     $ 70,000  Kimberly-Clark Corp., 6.125%, 8/1/17(5)             $     75,835
      100,000  Procter & Gamble Co. (The), 5.55%, 3/5/37(5)             100,210
                                                                   ------------
                                                                        176,045
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 0.3%
      357,000  General Electric Co., 5.00%, 2/1/13(5)                   370,342
       70,000  General Electric Co., 5.25%, 12/6/17(5)                   70,088
                                                                   ------------
                                                                        440,430
                                                                   ------------

INSURANCE - 0.4%
      170,000  Allstate Financial Global Funding, 4.25%, 9/10/08
               (Acquired 9/3/03, Cost $169,667)(5)(7)                   170,866
      125,000  Hartford Financial Services Group, Inc. (The),
               5.375%, 3/15/17(5)                                       121,430
       70,000  Hartford Financial Services Group, Inc. (The),
               6.30%, 3/15/18(5)                                         70,312
      140,000  Lincoln National Corp., 6.30%, 10/9/37(5)                126,951
      100,000  Prudential Financial, Inc., 6.00%, 12/1/17(5)            101,048
       80,000  Prudential Financial, Inc., 5.40%, 6/13/35(5)             66,322
       70,000  Travelers Cos., Inc. (The), 6.25%, 6/15/37(5)             65,091
                                                                   ------------
                                                                        722,020
                                                                   ------------

IT SERVICES - 0.2%
      170,000  Computer Sciences Corp., 5.50%, 3/15/13 (Acquired
               2/27/08, Cost $169,155)(5)(7)                            170,827
      140,000  International Business Machines Corp.,
               5.70%, 9/14/17(5)                                        147,034
                                                                   ------------
                                                                        317,861
                                                                   ------------

MACHINERY - 0.1%
       70,000  Atlas Copco AB, 5.60%, 5/22/17 (Acquired 5/15/07,
               Cost $69,969)(5)(7)                                       69,995
       70,000  Caterpillar Financial Services Corp.,
               4.85%, 12/7/12(5)                                         71,696
                                                                   ------------
                                                                        141,691
                                                                   ------------

MEDIA - 0.4%
      144,000  Comcast Corp., 5.90%, 3/15/16(5)                         143,094
       80,000  News America Holdings, 7.75%, 1/20/24(5)                  88,397
      190,000  Rogers Cable, Inc., 6.25%, 6/15/13(5)                    198,680
      190,000  Time Warner Cable, Inc., 5.40%, 7/2/12(5)                186,926
       50,000  Time Warner, Inc., 5.50%, 11/15/11(5)                     49,701
       24,000  Time Warner, Inc., 7.625%, 4/15/31(5)                     25,177
                                                                   ------------
                                                                        691,975
                                                                   ------------

METALS & MINING - 0.1%
      130,000  Xstrata Finance Canada Ltd., 5.50%, 11/16/11
               (Acquired 11/8/06-11/17/06, Cost $130,076)(5)(7)         133,534
       58,000  Xstrata Finance Canada Ltd., 5.80%, 11/15/16
               (Acquired 11/8/06, Cost $57,857)(5)(7)                    56,127
                                                                   ------------
                                                                        189,661
                                                                   ------------

MULTILINE RETAIL - 0.2%
       52,000  Federated Retail Holdings, Inc., 5.35%, 3/15/12(5)        49,609
       70,000  Kohl's Corp., 6.875%, 12/15/37(5)                         62,126
      180,000  Macy's Retail Holdings, Inc., 5.875%, 1/15/13(5)         173,382
                                                                   ------------
                                                                        285,117
                                                                   ------------

MULTI-UTILITIES - 0.4%
       70,000  CenterPoint Energy Resources Corp.,
               6.125%, 11/1/17(5)                                        71,650
      100,000  CenterPoint Energy Resources Corp.,
               6.25%, 2/1/37(5)                                          93,601
      134,000  Consolidated Edison Co. of New York, Inc.,
               Series 2006 C, 5.50%, 9/15/16(5)                         138,102
       76,000  Dominion Resources, Inc., 4.75%, 12/15/10(5)              77,854
      140,000  NSTAR Electric Co., 5.625%, 11/15/17(5)                  147,153
       80,000  Pacific Gas & Electric Co., 6.05%, 3/1/34(5)              78,700
       48,000  Pacific Gas & Electric Co., 5.80%, 3/1/37(5)              45,578

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
     $ 60,000  Pacific Gas & Electric Co., 6.35%, 2/15/38(5)       $     60,998
                                                                   ------------
                                                                        713,636
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 0.8%
       70,000  Canadian Natural Resources Ltd., 5.70%, 5/15/17(5)        70,938
       70,000  Canadian Natural Resources Ltd., 6.75%, 2/1/39(5)         71,685
      130,000  Enbridge Energy Partners LP, 6.50%, 4/15/18
               (Acquired 3/31/08, Cost $129,306)(7)                     129,306
      232,000  Enterprise Products Operating LP, 4.95%, 6/1/10(5)       236,934
       80,000  Enterprise Products Operating LP, 6.30%, 9/15/17(5)       80,590
      110,000  Nexen, Inc., 6.40%, 5/15/37(5)                           105,706
      181,000  Premcor Refining Group, Inc. (The),
               6.125%, 5/1/11(5)                                        191,752
       80,000  Tesoro Corp., 6.25%, 11/1/12(5)                           75,800
       60,000  Tesoro Corp., 6.50%, 6/1/17(5)                            54,000
       40,000  TransCanada PipeLines Ltd., 6.20%, 10/15/37(5)            38,707
      101,000  XTO Energy, Inc., 5.30%, 6/30/15(5)                      102,366
       80,000  XTO Energy, Inc., 6.10%, 4/1/36(5)                        79,416
                                                                   ------------
                                                                      1,237,200
                                                                   ------------

PHARMACEUTICALS - 0.5%
       85,000  Abbott Laboratories, 5.875%, 5/15/16(5)                   90,813
       70,000  Abbott Laboratories, 6.15%, 11/30/37(5)                   72,579
      310,000  AstraZeneca plc, 5.40%, 9/15/12(5)                       327,486
      110,000  AstraZeneca plc, 5.90%, 9/15/17(5)                       116,530
      157,000  Wyeth, 5.95%, 4/1/37(5)                                  153,919
                                                                   ------------
                                                                        761,327
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.1%
      140,000  ProLogis, 5.625%, 11/15/16(5)                            127,602
                                                                   ------------

ROAD & RAIL - 0.1%
      100,000  Union Pacific Corp., 5.75%, 11/15/17(5)                  101,505
                                                                   ------------

SOFTWARE - 0.1%
       75,000  Intuit, Inc., 5.75%, 3/15/17(5)                           72,830
      161,000  Oracle Corp., 5.00%, 1/15/11(5)                          165,423
                                                                   ------------
                                                                        238,253
                                                                   ------------

SPECIALTY RETAIL(1)
       70,000  Lowe's Cos., Inc., 5.60%, 9/15/12(5)                      73,429
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
       92,000  Vodafone Group plc, 5.625%, 2/27/17(5)                    89,642
                                                                   ------------

TOTAL CORPORATE BONDS
(Cost $14,509,344)                                                   14,622,245
                                                                   ------------
U.S. TREASURY SECURITIES - 7.1%
-------------------------------------------------------------------------------
      580,000  U.S. Treasury Bonds, 8.125%, 8/15/19(3)(5)               807,877
    1,770,000  U.S. Treasury Bonds, 8.125%, 8/15/21(3)(5)             2,512,986
      190,000  U.S. Treasury Bonds, 6.25%, 5/15/30(3)(5)                243,126
      297,000  U.S. Treasury Bonds, 4.75%, 2/15/37(5)                   319,669
    2,469,787  U.S. Treasury Inflation Indexed Bonds,
               2.375%, 1/15/27(3)(5)                                  2,693,807
      815,777  U.S. Treasury Inflation Indexed Notes,
               3.00%, 7/15/12(5)                                        914,181
      913,752  U.S. Treasury Inflation Indexed Notes,
               2.00%, 1/15/14(3)(5)                                     988,994
    3,000,000  U.S. Treasury Notes, 2.50%, 3/31/13(5)                 3,006,690
                                                                   ------------
TOTAL U.S. TREASURY SECURITIES
(Cost $11,026,191)                                                   11,487,330
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
-------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 2.2%
-------------------------------------------------------------------------------
   $1,100,000  Clark County School District GO, Series 2004 D,     $  1,215,511
               5.00%,
               12/15/14, Prerefunded at 100% of Par (MBIA)(5)(8)
    1,100,000  Clark County School District GO, Series 2005 C,
               (Building Bonds), 5.00%,
               12/15/15, Prerefunded at 100% of Par (FSA)(5)(8)       1,225,158
      800,000  Massachusetts GO, Series 2005 C, 5.00%, 9/1/15,
               Prerefunded at 100% of Par(5)(8)                         888,912
      300,000  Illinois GO, (Taxable Pension), 5.10%, 6/1/33(5)         298,629
                                                                   ------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,546,802)                                                     3,628,210
                                                                   ------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 1.9%
-------------------------------------------------------------------------------
      558,052  FHLMC, 6.80%, 8/1/36(5)                                  571,018
      910,766  FHLMC, 5.99%, 11/1/36(5)                                 930,306
      477,490  FNMA, 6.50%, 5/1/36(5)                                   493,326
      310,465  FNMA, 6.42%, 9/1/36(5)                                   319,542
      327,813  FNMA, 6.45%, 9/1/36(5)                                   339,448
      399,911  FNMA, 5.97%, 6/1/37(5)                                   409,084
                                                                   ------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES
(Cost $3,045,848)                                                     3,062,724
                                                                   ------------
ASSET-BACKED SECURITIES(4) - 0.5%
-------------------------------------------------------------------------------
      110,375  Accredited Mortgage Loan Trust, Series 2006-2,           108,396
               Class A1, VRN, 2.64%,
               4/25/08, resets monthly off the 1-month LIBOR plus
               0.04% with no caps(5)

      300,000  CNH Equipment Trust, Series 2007 C, Class A3A SEQ,       304,920
               5.21%, 12/15/11(5)

        2,393  Countrywide Asset-Backed Certificates, Series 2006
               BC2, Class 2A1, VRN,
               2.64%, 4/25/08, resets monthly off the 1-month
               LIBOR plus 0.04% with no caps(5)                           2,387

      160,090  Long Beach Mortgage Loan Trust, Series 2006-6,
               Class 2A1, VRN, 2.64%,
               4/25/08, resets monthly off the 1-month LIBOR plus
               0.04% with no caps(5)                                    158,427

       97,787  SLM Student Loan Trust, Series 2006-5, Class A2,
               VRN, 3.32%, 4/25/08,
               resets quarterly off the 3-month LIBOR minus 0.01%
               with no caps(5)                                           97,214

       85,063  SLM Student Loan Trust, Series 2006-10, Class A2,
               VRN, 3.34%, 4/25/08,
               resets quarterly off the 3-month LIBOR plus 0.01%
               with no caps(5)                                           84,732

       85,506  Soundview Home Equity Loan Trust, Series 2006-3,
               Class A1, VRN, 2.64%,
               4/25/08, resets monthly off the 1-month LIBOR plus
               0.04% with no caps(5)                                     84,979
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
(Cost $841,188)                                                         841,055
                                                                   ------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
-------------------------------------------------------------------------------
     44,000 Hydro Quebec, 8.40%, 1/15/22(5)                              60,342
    170,000 Province of Quebec, 5.00%, 7/17/09(5)                       175,704
                                                                   ------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $222,826)                                                         236,046
                                                                   ------------
TEMPORARY CASH INVESTMENTS - 3.7%
-------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank Securities, Inc.,                 6,000,000
(collateralized by various  U.S. Treasury obligations, 2.375%,
4/15/11, valued at $6,117,727), in a joint  trading account at
1.35%, dated 3/31/08, due 4/1/08 (Delivery value $6,000,225)(5)
(Cost $6,000,000)                                                     6,000,000
                                                                   ------------

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
                                                                       Value
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(9) - 3.0%
-------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by   $  1,089,997
various U.S.  Government Agency obligations in a pooled account at the lending agent), 2.30%,  dated 3/31/08, due 4/1/08
(Delivery value $1,090,067)
Repurchase Agreement, BNP Paribas, (collateralized by various
U.S. Government  Agency obligations in a pooled account at the lending agent), 2.30%, dated 3/31/08,  due 4/1/08 (Delivery value
$1,297,478)                                                           1,297,395
Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various  U.S. Government Agency obligations in a pooled account at the lending agent),  2.25%, dated 3/31/08,
due 4/1/08 (Delivery value $1,300,081)                                1,300,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various  U.S. Government Agency obligations in a pooled
account at the lending agent),  2.15%, dated 3/31/08, due 4/1/08
(Delivery value $1,284,882)                                           1,284,805
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $4,972,197)                                                     4,972,197
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 106.3%
(Cost $166,721,438)                                                 173,049,391
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (6.3)%                              (10,309,153)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $162,740,238
                                                                   ============

FUTURES CONTRACTS

                                   Expiration    Underlying Face    Unrealized
     Contracts Purchased              Date       Amount at Value    Gain (Loss)
-------------------------------------------------------------------------------
101  U.S. Treasury 2-Year Notes    June 2008        $21,680,281        $159,311
 99  U.S. Treasury 5-Year Notes    June 2008         11,309,203         150,668
                                               --------------------------------
                                                    $32,989,484        $309,979
                                               ================================

                                   Expiration    Underlying Face    Unrealized
        Contracts Sold                Date       Amount at Value    Gain (Loss)
-------------------------------------------------------------------------------
 14  U.S. Long Bond                June 2008        $ 1,663,156      $  (15,997)
 78  U.S. Treasury 10-Year Notes   June 2008          9,278,344        (198,800)
                                               --------------------------------
                                                    $10,941,500      $ (214,797)
                                               ================================

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

SWAP AGREEMENTS

                                                                      Unrealized
   Notional                                            Expiration        Gain
    Amount       Description of Agreement                 Date          (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
     $2,600,000  Pay quarterly a fixed rate equal   June 2012          $125,809
                 to 0.35% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of one of the
                 issues of Dow Jones CDX N.A.
                 Investment Grade 8, par value of
                 the proportional notional amount.

        580,000  Pay quarterly a fixed rate equal   September 2012       11,903
                 to 0.47% multiplied by the
                 notional amount and receive from
                 Deutsche Bank AG upon each
                 default event of JPMorgan Chase
                 & Co., par value of the
                 proportional notional amount of
                 JPMorgan Chase & Co., 4.75%,
                 3/1/15.

        770,000  Pay quarterly a fixed rate equal   September 2012       38,315
                 to 0.63% multiplied by the
                 notional amount and receive from
                 Deutsche Bank AG upon each
                 default event of Morgan Stanley,
                 par value of the proportional
                 notional amount of Morgan
                 Stanley, 6.60%, 4/1/12.

        340,000  Pay quarterly a fixed rate equal   December 2012         1,368
                 to 0.40% multiplied by the
                 notional amount and receive from
                 Bank of America N.A. upon each
                 default event of FHLMC, par
                 value of the proportional
                 notional amount of FHLMC, VRN,
                 5.08%, 2/7/11.

        340,000  Pay quarterly a fixed rate equal   December 2012        14,269
                 to 0.70% multiplied by the
                 notional amount and receive from
                 Morgan Stanley Capital Services,
                 Inc. upon each default event of
                 Citigroup Inc., par value of the
                 proportional notional amount of
                 Citigroup Inc., 6.50%, 1/18/11.

        300,000  Pay quarterly a fixed rate equal   December 2012         3,182
                 to 0.72% multiplied by the
                 notional amount and receive from
                 Deutsche Bank AG upon each
                 default event of Barclays Bank
                 plc, par value of the
                 proportional notional amount of
                 Barclays Bank plc, VRN, 4.57%,
                 10/27/08.

        170,000  Pay quarterly a fixed rate equal   December 2012         8,058
                 to 0.73% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of American
                 International Group, Inc., par
                 value of the proportional
                 notional amount of American
                 International Group, Inc.,
                 4.25%, 5/15/13.

        170,000  Pay quarterly a fixed rate equal   December 2012         3,789
                 to 2.45% multiplied by the
                 notional amount and receive from
                 Bank of America N.A. upon each
                 default event of Toll Brothers
                 Inc., par value of the
                 proportional notional amount of
                 Toll Brothers Finance Corp.,
                 6.875%, 11/15/12.

        170,000  Pay quarterly a fixed rate equal   December 2012         1,154
                 to 2.85% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Toll Brothers
                 Inc., par value of the
                 proportional notional amount of
                 Toll Brothers Finance Corp.,
                 6.875%, 11/15/12.

         70,000  Pay quarterly a fixed rate equal   March 2013              868
                 to 0.70% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Rohm & Haas
                 Company, par value of the
                 proportional notional amount of
                 Rohm & Haas Company, 7.85%,
                 7/15/29.

        750,000  Pay quarterly a fixed rate equal   March 2017           24,502
                 to 0.12% multiplied by the
                 notional amount and receive from
                 Barclays Bank plc upon each
                 default event of Pfizer Inc.,
                 par value of the proportional
                 notional amount of Pfizer Inc.,
                 4.65%, 3/1/18.

        390,000  Pay quarterly a fixed rate equal   September 2017       28,208
                 to 0.64% multiplied by the
                 notional amount and receive from
                 Deutsche Bank AG upon each
                 default event of JPMorgan Chase
                 & Co., par value of the
                 proportional notional amount of
                 JPMorgan Chase & Co., 6.75%,
                 2/1/11.
                                                                   ------------
                                                                   $    261,425
                                                                   ============

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Notes to Schedule of Investments
--------------------------------------------------------------------------------

CDX      - Credit Derivative Indexes

FHLMC    - Federal Home Loan Mortgage Corporation

FNMA     - Federal National Mortgage Association

FSA      - Financial Security Assurance, Inc.

GNMA     - Government National Mortgage Association

GO       - General Obligation

LB-UBS   - Lehman Brothers Inc. -- UBS AG

LIBOR    - London Interbank Offered Rate

MASTR    - Mortgage Asset Securitization Transactions, Inc.

MBIA     - MBIA Insurance Corporation

resets   - The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ      - Sequential Payer

STRIPS   - Separate Trading of Registered Interest and Principal of Securities.

VRN      - Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2008.

(1)   Industry is less than 0.05% of total net assets.

(2)   Non-income producing.

(3)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $4,998,486.

(4)   Final maturity indicated, unless otherwise noted.

(5)   Security, or portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(6)   Forward commitment.

(7)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2008, was
      $2,623,919, which represented 1.6% of total net assets.

(8)   Escrowed to maturity in U.S. government securities or state and local government securities.

(9)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at March 31, 2008, was $5,084,649.

VP Balanced - Schedule of Investments
-------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                              Unrealized Gain
                                                                (Loss) on
                                     Value of Investment      Other Financial
                 Valuation Inputs        Securities             Instruments*
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                  $ 90,131,539              $ 95,182
Level 2 - Other Significant
          Observable Inputs                82,917,852               261,425
Level 3 - Significant Unobservable
          Inputs                                    -                     -
                                    -------------------------------------------
                                        $ 173,049,391              $356,607
                                    ===========================================

*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 167,454,791
                                                        =============
Gross tax appreciation of investments                   $  11,308,242
Gross tax depreciation of investments                      (5,713,642)
                                                        -------------
Net tax appreciation (depreciation) of investments      $   5,594,600
                                                        =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                          VP Capital Appreciation Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

VP Capital Appreciation - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                                                           Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.9%
         61,500  Alliant Techsystems, Inc.(1)                      $  6,367,094
        255,841  BE Aerospace, Inc.(1)                                8,941,643
         31,412  Precision Castparts Corp.                            3,206,538
                                                                   ------------
                                                                     18,515,275
                                                                   ------------

BEVERAGES - 0.9%
         75,088  Central European Distribution Corp.(1)               4,369,371
                                                                   ------------

BIOTECHNOLOGY - 5.6%
        179,700  BioMarin Pharmaceutical, Inc.(1)                     6,355,989
         65,300  Celgene Corp.(1)                                     4,002,237
        479,351  CSL Ltd. ORD                                        16,165,068
                                                                   ------------
                                                                     26,523,294
                                                                   ------------

CAPITAL MARKETS - 1.1%
        165,800  Waddell & Reed Financial, Inc., Class A              5,327,154
                                                                   ------------

CHEMICALS - 7.0%
         59,900  Celanese Corp., Series A                             2,339,095
         38,845  CF Industries Holdings, Inc.                         4,025,119
         23,400  K+S AG ORD                                           7,665,147
        151,060  Monsanto Co.                                        16,843,190
         22,500  Mosaic Co. (The)(1)                                  2,308,500
                                                                   ------------
                                                                     33,181,051
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 2.2%
         71,200  Copart, Inc.(1)                                      2,759,712
        102,388  Corrections Corp. of America(1)                      2,817,718
         69,200  FTI Consulting, Inc.(1)                              4,915,968
                                                                   ------------
                                                                     10,493,398
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 1.2%
         51,300  Research In Motion Ltd.(1)                           5,757,400
                                                                   ------------

COMPUTERS & PERIPHERALS - 2.2%
         53,543  Apple, Inc.(1)                                       7,683,420
        164,900  QLogic Corp.(1)                                      2,531,215
                                                                   ------------
                                                                     10,214,635
                                                                   ------------

CONSTRUCTION & ENGINEERING - 1.5%
         82,384  Foster Wheeler Ltd.(1)                               4,664,582
         85,200  KBR, Inc.                                            2,362,596
                                                                   ------------
                                                                      7,027,178
                                                                   ------------

CONTAINERS & PACKAGING - 5.6%
        469,700  Owens-Illinois, Inc.(1)                             26,505,171
                                                                   ------------

DISTRIBUTORS - 0.8%
        159,800  LKQ Corp.(1)                                         3,590,706
                                                                   ------------

DIVERSIFIED CONSUMER SERVICES - 0.7%
         24,200  Capella Education Co.(1)                             1,321,320
         26,066  DeVry, Inc.                                          1,090,601
          5,700  Strayer Education, Inc.                                869,250
                                                                   ------------
                                                                      3,281,171
                                                                   ------------

VP Capital Appreciation - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                                                           Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
        110,600  Nasdaq OMX Group, Inc. (The)(1)                   $  4,275,796
                                                                   ------------

ELECTRICAL EQUIPMENT - 4.8%
         86,154  Energy Conversion Devices, Inc.(1)                   2,576,005
         20,276  First Solar, Inc.(1)                                 4,686,595
        260,450  JA Solar Holdings Co. Ltd. ADR(1)                    4,844,370
         96,500  Vestas Wind Systems AS ORD(1)                       10,557,276
                                                                   ------------
                                                                     22,664,246
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
        106,299  Dolby Laboratories, Inc., Class A(1)                 3,854,402
                                                                   ------------

ENERGY EQUIPMENT & SERVICES - 3.4%
         56,900  Cameron International Corp.(1)                       2,369,316
        231,900  Dresser-Rand Group, Inc.(1)                          7,130,925
         25,574  Hercules Offshore, Inc.(1)                             642,419
         38,200  National Oilwell Varco, Inc.(1)                      2,230,116
         49,600  Weatherford International Ltd.(1)                    3,594,512
                                                                   ------------
                                                                     15,967,288
                                                                   ------------

FOOD PRODUCTS - 1.5%
         81,600  Bunge Ltd.                                           7,089,408
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
         60,800  DENTSPLY International, Inc.                         2,346,880
         10,900  Intuitive Surgical, Inc.(1)                          3,535,415
        161,200  Varian Medical Systems, Inc.(1)                      7,550,608
                                                                   ------------
                                                                     13,432,903
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 4.2%
        197,700  Express Scripts, Inc.(1)                            12,716,064
        166,000  Medco Health Solutions, Inc.(1)                      7,269,140
                                                                   ------------
                                                                     19,985,204
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 2.9%
         68,330  Bally Technologies, Inc.(1)                          2,346,452
        162,427  International Game Technology                        6,531,190
        130,400  WMS Industries, Inc.(1)                              4,690,488
                                                                   ------------
                                                                     13,568,130
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 2.1%
        176,660  McDermott International, Inc.(1)                     9,684,501
                                                                   ------------

INSURANCE - 1.0%
         77,300  Assurant, Inc.                                       4,704,478
                                                                   ------------

INTERNET & CATALOG RETAIL - 1.7%
         65,071  priceline.com, Inc.(1)                               7,864,481
                                                                   ------------

INTERNET SOFTWARE & SERVICES - 0.4%
         25,124  Equinix, Inc.(1)                                     1,670,495
                                                                   ------------

IT SERVICES - 1.1%
         22,800  MasterCard, Inc., Class A                            5,084,172
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 5.1%
         17,447  Bio-Rad Laboratories, Inc., Class A(1)               1,551,911
         69,150  Covance, Inc.(1)                                     5,737,375
        111,500  Invitrogen Corp.(1)                                  9,529,905

VP Capital Appreciation - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                                                           Value
--------------------------------------------------------------------------------
        117,100  PAREXEL International Corp.(1)                    $  3,056,310
         70,600  Thermo Fisher Scientific, Inc.(1)                    4,012,904
                                                                   ------------
                                                                     23,888,405
                                                                   ------------

MACHINERY - 6.3%
        149,000  AGCO Corp.(1)                                        8,922,120
        172,094  Flowserve Corp.                                     17,963,171
         46,100  Joy Global, Inc.                                     3,003,876
                                                                   ------------
                                                                     29,889,167
                                                                   ------------

MEDIA - 1.5%
        102,472  Liberty Global, Inc., Series A(1)                    3,492,246
        116,654  Liberty Global, Inc., Series C(1)                    3,788,922
                                                                   ------------
                                                                      7,281,168
                                                                   ------------

METALS & MINING - 0.9%
         46,700  Agnico-Eagle Mines Ltd.                              3,162,057
         81,000  Yamana Gold, Inc.                                    1,184,220
                                                                   ------------
                                                                      4,346,277
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 4.1%
         74,300  Alpha Natural Resources, Inc.(1)                     3,227,592
         80,100  Arena Resources, Inc.(1)                             3,100,671
        493,600  PetroHawk Energy Corp.(1)                            9,955,913
         90,300  Quicksilver Resources, Inc.(1)                       3,298,660
                                                                   ------------
                                                                     19,582,836
                                                                   ------------

PERSONAL PRODUCTS - 0.7%
         86,500  Avon Products, Inc.                                  3,420,210
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs)- 0.7%
         79,700  Plum Creek Timber Co., Inc.                          3,243,790
                                                                   ------------

ROAD & RAIL - 1.7%
         55,000  CSX Corp.                                            3,083,850
         94,400  Norfolk Southern Corp.                               5,127,808
                                                                   ------------
                                                                      8,211,658
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
        132,300  Intersil Corp., Class A                              3,396,141
        101,000  Linear Technology Corp.                              3,099,690
         92,485  MEMC Electronic Materials, Inc.(1)                   6,557,187
         99,700  Microchip Technology, Inc.                           3,263,181
        205,700  Semiconductor HOLDRs Trust                           5,907,704
                                                                   ------------
                                                                     22,223,903
                                                                   ------------

SOFTWARE - 6.4%
        422,102  Activision, Inc.(1)                                 11,527,607
         27,300  Nintendo Co. Ltd. ORD                               14,135,306
         54,200  Ubisoft Entertainment SA ORD(1)                      4,667,050
                                                                   ------------
                                                                     30,329,963
                                                                   ------------

SPECIALTY RETAIL - 4.6%
        164,422  GameStop Corp., Class A(1)                           8,502,262
         77,300  Guess?, Inc.                                         3,128,331
        321,900  Urban Outfitters, Inc.(1)                           10,091,565
                                                                   ------------
                                                                     21,722,158
                                                                   ------------

VP Capital Appreciation - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares/Principal Amount                                          Value
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
         88,400  Polo Ralph Lauren Corp.                           $  5,152,836
                                                                   ------------

TOTAL COMMON STOCKS
(Cost $372,041,823)                                                 463,923,679
                                                                   ------------

TEMPORARY CASH INVESTMENTS -- 1.2%
-------------------------------------------------------------------------------
$5,900,000 FNMA Discount Notes, 1.35%, 4/1/08(2)
(Cost $5,900,000)                                                     5,900,000
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $377,941,823)                                                 469,823,679
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                  3,205,461
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $473,029,140
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                    Settlement                          Unrealized
to Sell                      Date               Value            Gain (Loss)
-------------------------------------------------------------------------------
   8,774,520  AUD for USD       4/30/08       $  7,989,098       $    67,666
  24,559,250  DKK for USD       4/30/08          5,192,303             2,673
   3,767,861  Euro for USD      4/30/08          5,941,045             7,108
 713,895,000  JPY for USD       4/30/08          7,171,230            (9,865)
                                              ------------       -----------
                                              $ 26,293,676       $    67,582
                                              ============       ===========
(Value on Settlement Date $26,361,258)

Notes to Schedule of Investments
------------------------------------------------------------------------------
ADR    - American Depositary Receipt
AUD    - Australian Dollar
DKK    - Danish Krone
FNMA   - Federal National Mortgage Association
HOLDRs - Holding Company Depositary Receipts
JPY    - Japanese Yen
ORD    - Foreign Ordinary Share
USD    - United States Dollar

(1)   Non-income producing.
(2)   The rate indicated is the yield to maturity at purchase.

VP Capital Appreciation - Schedule of Investments
-------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                       Unrealized Gain (Loss)
                                  Value of Investment   on Other Financial
         Valuation Inputs              Securities           Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices               $410,733,832                 -
Level 2 - Other Significant
           Observable Inputs            59,089,847           $67,582
Level 3 - Significant Unobservable
           Inputs                                -                 -
                                      ------------------------------
                                      $469,823,679           $67,582
                                      ==============================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                     $  378,989,090
                                                    ==============
Gross tax appreciation of investments               $  100,534,793
Gross tax depreciation of investments                   (9,700,204)
                                                    --------------
Net tax appreciation (depreciation) of investments  $   90,834,589
                                                    ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                             VP Income & Growth Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 4.4%
         92,535  Boeing Co.                                        $  6,881,828
         62,730  Lockheed Martin Corp.                                6,229,089
         82,814  Northrop Grumman Corp.                               6,443,757
                                                                   ------------
                                                                     19,554,674
                                                                   ------------

AIR FREIGHT & LOGISTICS - 0.5%
         29,901  United Parcel Service, Inc., Class B                 2,183,371
                                                                   ------------

AIRLINES - 0.2%
         39,329  Continental Airlines, Inc., Class B(1)                 756,297
                                                                   ------------

AUTO COMPONENTS - 1.1%
         10,209  Lear Corp.(1)                                          264,515
         63,661  Magna International, Inc., Class A                   4,593,141
                                                                   ------------
                                                                      4,857,656
                                                                   ------------

BEVERAGES - 1.3%
          5,753  Coca-Cola Co. (The)                                    350,185
         80,022  Coca-Cola Enterprises, Inc.                          1,936,532
         30,549  Molson Coors Brewing Co., Class B                    1,605,961
         41,947  Pepsi Bottling Group, Inc.                           1,422,423
          4,899  PepsiCo, Inc.                                          353,708
                                                                   ------------
                                                                      5,668,809
                                                                   ------------

BIOTECHNOLOGY - 1.7%
        151,460  Amgen, Inc.(1)                                       6,327,999
         18,307  Cephalon, Inc.(1)                                    1,178,971
          1,538  Genzyme Corp.(1)                                       114,642
                                                                   ------------
                                                                      7,621,612
                                                                   ------------

CAPITAL MARKETS - 3.4%
         32,199  Bank of New York Mellon Corp. (The)                  1,343,664
         21,188  Charles Schwab Corp. (The)                             398,970
         40,330  Goldman Sachs Group, Inc. (The)                      6,670,179
         13,975  Lehman Brothers Holdings, Inc.                         526,019
         40,599  Merrill Lynch & Co., Inc.                            1,654,003
         75,880  Morgan Stanley                                       3,467,716
         11,509  State Street Corp.                                     909,211
                                                                   ------------
                                                                     14,969,762
                                                                   ------------

CHEMICALS - 2.3%
          6,554  CF Industries Holdings, Inc.                           679,125
        130,054  E.I. du Pont de Nemours & Co.                        6,081,325
        112,505  Methanex Corp.                                       2,944,256
          5,337  Terra Industries, Inc.(1)                              189,624
                                                                   ------------
                                                                      9,894,330
                                                                   ------------

COMMERCIAL BANKS - 1.7%
         77,570  Regions Financial Corp.                              1,532,008
         39,291  Royal Bank of Canada                                 1,827,031
        105,965  U.S. Bancorp.                                        3,429,027
         18,885  Wachovia Corp.                                         509,895
                                                                   ------------
                                                                      7,297,961
                                                                   ------------

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
          5,190  Allied Waste Industries, Inc.(1)                  $     56,104
         71,427  R.R. Donnelley & Sons Co.                            2,164,952
         57,760  Steelcase, Inc., Class A                               638,826
                                                                   ------------
                                                                      2,859,882
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.2%
         32,550  Cisco Systems, Inc.(1)                                 784,130
                                                                   ------------

COMPUTERS & PERIPHERALS - 4.7%
        215,182  Hewlett-Packard Co.                                  9,825,210
         79,930  Lexmark International, Inc., Class A(1)              2,455,450
        160,129  Seagate Technology                                   3,353,101
         53,637  Sun Microsystems, Inc.(1)                              832,983
        157,387  Western Digital Corp.(1)                             4,255,744
                                                                   ------------
                                                                     20,722,488
                                                                   ------------

CONSTRUCTION & ENGINEERING - 0.3%
         41,941  EMCOR Group, Inc.(1)                                   931,509
          1,581  Jacobs Engineering Group, Inc.(1)                      116,346
          7,582  Perini Corp.(1)                                        274,696
                                                                   ------------
                                                                      1,322,551
                                                                   ------------

CONSUMER FINANCE - 0.5%
         43,507  Capital One Financial Corp.                          2,141,415
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 6.2%
        279,126  Bank of America Corp.                               10,581,667
        222,229  Citigroup, Inc.                                      4,760,145
        246,951  JPMorgan Chase & Co.                                10,606,545
         60,152  KKR Financial Holdings LLC(2)                          761,524
         28,440  Liberty Media Corp. - Capital, Series A(1)             447,646
                                                                   ------------
                                                                     27,157,527
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
        242,129  AT&T, Inc.                                           9,273,541
          6,473  Embarq Corp.                                           259,567
        232,015  Qwest Communications International, Inc.(2)          1,051,028
        256,618  Verizon Communications, Inc.                         9,353,726
                                                                   ------------
                                                                     19,937,862
                                                                   ------------

ELECTRIC UTILITIES - 2.5%
          5,731  Duke Energy Corp.                                      102,298
         88,438  Edison International                                 4,335,231
          4,236  Entergy Corp.                                          462,063
         24,870  Exelon Corp.                                         2,021,185
         55,521  FPL Group, Inc.                                      3,483,388
         19,753  Progress Energy, Inc.                                  823,700
                                                                   ------------
                                                                     11,227,865
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
         92,146  Avnet, Inc.(1)                                       3,015,938
         78,387  Tyco Electronics Ltd.                                2,690,242
                                                                   ------------
                                                                      5,706,180
                                                                   ------------

FOOD & STAPLES RETAILING - 0.3%
         25,429  Wal-Mart Stores, Inc.                                1,339,600
                                                                   ------------

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%
         88,667  General Mills, Inc.                               $  5,309,380
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
         46,649  Baxter International, Inc.                           2,697,245
         71,734  Becton, Dickinson & Co.                              6,158,364
                                                                   ------------
                                                                      8,855,609
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 1.8%
          4,344  Aetna, Inc.                                            182,839
         77,746  AMERIGROUP Corp.(1)                                  2,124,798
         37,353  Apria Healthcare Group, Inc.(1)                        737,722
         79,548  Humana, Inc.(1)                                      3,568,523
         36,373  WellCare Health Plans, Inc.(1)                       1,416,728
                                                                   ------------
                                                                      8,030,610
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 1.8%
        142,901  McDonald's Corp.                                     7,969,589
          2,629  Yum! Brands, Inc.                                       97,825
                                                                   ------------
                                                                      8,067,414
                                                                   ------------

HOUSEHOLD DURABLES - 1.7%
         14,627  Blyth, Inc.                                            288,444
         12,250  Lennar Corp., Class A                                  230,423
          3,815  NVR, Inc.(1)                                         2,279,462
         12,544  Toll Brothers, Inc.(1)                                 294,533
        107,492  Tupperware Brands Corp.                              4,157,791
                                                                   ------------
                                                                      7,250,653
                                                                   ------------

HOUSEHOLD PRODUCTS - 2.4%
        101,978  Kimberly-Clark Corp.                                 6,582,680
         53,023  Procter & Gamble Co. (The)                           3,715,321
                                                                   ------------
                                                                     10,298,001
                                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
          3,806  Constellation Energy Group, Inc.                       335,955
         62,441  Reliant Energy, Inc.(1)                              1,476,730
                                                                   ------------
                                                                      1,812,685
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 2.3%
        262,948  General Electric Co.                                 9,731,706
          5,064  Walter Industries, Inc.                                317,158
                                                                   ------------
                                                                     10,048,864
                                                                   ------------

INSURANCE - 3.9%
         84,282  ACE Ltd.                                             4,640,567
            635  American International Group, Inc.                      27,464
         34,118  Arch Capital Group Ltd.(1)                           2,342,883
         95,042  Aspen Insurance Holdings Ltd.                        2,507,208
         30,077  Axis Capital Holdings Ltd.                           1,022,016
         80,954  Endurance Specialty Holdings Ltd.                    2,962,916
         21,289  Max Capital Group Ltd.                                 557,559
         11,922  PartnerRe Ltd.                                         909,649
         27,647  Travelers Cos., Inc. (The)                           1,322,909
         44,948  Unum Group                                             989,306
                                                                   ------------
                                                                     17,282,477
                                                                   ------------

INTERNET SOFTWARE & SERVICES - 0.1%
         20,151  Open Text Corp.(1)(2)                                  630,928
                                                                   ------------

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
-------------------------------------------------------------------------------
IT SERVICES - 6.0%
        162,237  Accenture Ltd., Class A                           $  5,705,875
        120,211  Computer Sciences Corp.(1)                           4,903,407
        122,715  Electronic Data Systems Corp.                        2,043,205
        105,889  International Business Machines Corp.               12,192,059
          2,768  MasterCard, Inc., Class A                              617,236
         14,274  Visa, Inc., Class A(1)                                 890,127
                                                                   ------------
                                                                     26,351,909
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS - 0.7%
        112,281  Hasbro, Inc.                                         3,132,640
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 0.2%
          9,655  Invitrogen Corp.(1)                                    825,213
                                                                   ------------

MACHINERY - 0.9%
         43,075  Caterpillar, Inc.                                    3,372,342
          4,673  Deere & Co.                                            375,896
                                                                   ------------
                                                                      3,748,238
                                                                   ------------

MEDIA - 2.9%
        227,232  CBS Corp., Class B                                   5,017,283
         49,965  Regal Entertainment Group, Class A                     963,825
        222,109  Walt Disney Co. (The)                                6,969,780
                                                                   ------------
                                                                     12,950,888
                                                                   ------------

METALS & MINING - 2.3%
         71,248  Freeport-McMoRan Copper & Gold, Inc.                 6,855,483
          7,847  Newmont Mining Corp.                                   355,469
         20,381  Nucor Corp.                                          1,380,609
         16,193  Southern Copper Corp.(2)                             1,681,319
                                                                   ------------
                                                                     10,272,880
                                                                   ------------

MULTILINE RETAIL - 0.3%
         54,907  Macy's, Inc.                                         1,266,155
                                                                   ------------

MULTI-UTILITIES - 0.1%
          9,602  Public Service Enterprise Group, Inc.                  385,904
                                                                   ------------

OFFICE ELECTRONICS - 1.3%
        387,995  Xerox Corp.                                          5,808,285
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 15.0%
          3,799  Alpha Natural Resources, Inc.(1)                       165,029
        145,541  Chevron Corp.                                       12,423,380
        133,356  ConocoPhillips                                      10,163,061
         35,727  EnCana Corp.                                         2,706,320
        272,497  Exxon Mobil Corp.                                   23,047,796
        106,919  Occidental Petroleum Corp.                           7,823,263
         12,143  Stone Energy Corp.(1)                                  635,200
         24,323  Sunoco, Inc.                                         1,276,228
        109,487  Valero Energy Corp.                                  5,376,907
         67,332  W&T Offshore, Inc.                                   2,296,694
                                                                   ------------
                                                                     65,913,878
                                                                   ------------

PHARMACEUTICALS - 5.7%
         69,834  Biovail Corp.                                          743,732
        129,002  Bristol-Myers Squibb Co.                             2,747,743
         47,715  Eli Lilly & Co.                                      2,461,617

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
-------------------------------------------------------------------------------
         19,238  Forest Laboratories, Inc.(1)                      $    769,713
        110,874  Johnson & Johnson                                    7,192,396
        520,738  Pfizer, Inc.                                        10,899,046
          2,183  Wyeth                                                   91,162
                                                                   ------------
                                                                     24,905,409
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs)- 0.4%
          7,209  Hospitality Properties Trust                           245,250
         64,977  Host Hotels & Resorts, Inc.                          1,034,434
          8,366  ProLogis                                               492,423
                                                                   ------------
                                                                      1,772,107
                                                                   ------------

ROAD & RAIL - 0.6%
          1,509  Con-way, Inc.                                           74,665
         27,078  CSX Corp.                                            1,518,263
         19,896  Norfolk Southern Corp.                               1,080,751
                                                                   ------------
                                                                      2,673,679
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
        211,631  Amkor Technology, Inc.(1)                            2,264,452
         23,967  Applied Materials, Inc.                                467,596
          1,866  ASM International NV(2)                                 34,577
         33,227  NVIDIA Corp.(1)                                        657,562
         39,536  OmniVision Technologies, Inc.(1)(2)                    664,996
         24,244  Xilinx, Inc.                                           575,795
                                                                   ------------
                                                                      4,664,978
                                                                   ------------

SOFTWARE - 3.8%
        472,966  Microsoft Corp.                                     13,422,775
        204,661  Symantec Corp.(1)                                    3,401,466
                                                                   ------------
                                                                     16,824,241
                                                                   ------------

SPECIALTY RETAIL - 1.6%
          4,901  AutoZone, Inc.(1)                                      557,881
          8,129  Best Buy Co., Inc.                                     337,028
        157,400  Gap, Inc. (The)                                      3,097,632
        179,303  RadioShack Corp.                                     2,913,674
                                                                   ------------
                                                                      6,906,215
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
         12,097  VF Corp.                                               937,639
                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 0.3%
         14,084  Fannie Mae                                             370,691
         21,507  Hudson City Bancorp, Inc.                              380,244
         75,982  Washington Mutual, Inc.(2)                             782,614
                                                                   ------------
                                                                      1,533,549
                                                                   ------------

TOBACCO - 1.2%
         23,146  Altria Group, Inc.                                     513,841
         23,146  Philip Morris International, Inc.(1)                 1,170,725
         20,068  Reynolds American, Inc.                              1,184,614
         39,359  Universal Corp.                                      2,579,195
                                                                   ------------
                                                                      5,448,375
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $409,464,329)                                                 439,912,775
                                                                   ------------

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.1%
-------------------------------------------------------------------------------
$400,000 FNMA Discount Notes, 1.35%, 4/1/08(3)
(Cost $400,000)                                                    $    400,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4)-- 1.2%
-------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $1,431,633)                                                     1,431,542

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $1,500,096)                                           1,500,000

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $1,200,075)                                           1,200,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $1,300,078)                                                     1,300,000
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $5,431,542)                                                     5,431,542
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.2%
(Cost $415,295,871)                                                 445,744,317
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.2)%                               (5,135,099)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $440,609,218
                                                                   ============

Notes to Schedule of Investments
-------------------------------------------------------------------------------
FNMA    -   Federal National Mortgage Association

(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008 was $5,260,775.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP Income & Growth - Schedule of Investments
--------------------------------------------

MARCH 31, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of March 31, 2008:

                                                            Value of
                                                           Investment
                   Valuation Inputs                        Securities
-------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $    439,912,775
Level 2 - Other Significant Observable Inputs                  5,831,542
Level 3 - Significant Unobservable Inputs                              -
                                                        ----------------
                                                        $    445,744,317
                                                        ================

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                     $    421,309,607
                                                    =================
Gross tax appreciation of investments               $     64,823,673
Gross tax depreciation of investments                    (40,388,963)
                                                    ----------------
Net tax appreciation (depreciation) of
investments                                         $     24,434,710
                                                    ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              VP International Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
-------------------------------------------------------------------------------

COMMON STOCKS  -- 99.4%
-------------------------------------------------------------------------------
AUSTRALIA - 5.8%
         72,340  Babcock & Brown Ltd.(1)                           $    981,423
        319,559  BHP Billiton Ltd.                                   10,496,359
        385,580  CSL Ltd.                                            13,002,845
        771,280  Oxiana Ltd.(1)                                       2,252,710
        365,730  QBE Insurance Group Ltd.(1)                          7,442,227
        104,680  Rio Tinto Ltd.(1)                                   11,703,003
         56,519  St George Bank Ltd.                                  1,332,791
        120,670  Westpac Banking Corp.                                2,629,051
         89,030  WorleyParsons Ltd.                                   2,733,786
                                                                   ------------
                                                                     52,574,195
                                                                   ------------

BELGIUM - 2.9%
        106,680  KBC Groep NV                                        13,827,451
        302,500  SES SA Fiduciary Depositary Receipt                  6,382,301
        114,600  Umicore                                              5,976,108
                                                                   ------------
                                                                     26,185,860
                                                                   ------------

BRAZIL - 1.1%
        484,400  Bolsa de Mercadorias e Futuros - BM&F SA             4,372,210
        326,000  Redecard SA                                          5,369,434
                                                                   ------------
                                                                      9,741,644
                                                                   ------------

CANADA - 3.2%
        113,340  EnCana Corp.                                         8,585,505
         40,955  Potash Corp of Saskatchewan, Inc.                    6,363,995
         85,760  Research In Motion Ltd.(2)                           9,624,845
         46,030  Suncor Energy, Inc.                                  4,448,961
                                                                   ------------
                                                                     29,023,306
                                                                   ------------

CZECH REPUBLIC - 1.4%
        164,060  CEZ AS                                              12,523,210
                                                                   ------------

DENMARK - 3.3%
            220  AP Moller - Maersk AS                                2,457,925
        257,644  Novo Nordisk AS, B Shares(1)                        17,624,326
         92,660  Vestas Wind Systems AS(2)                           10,137,174
                                                                   ------------
                                                                     30,219,425
                                                                   ------------

FINLAND - 1.7%
        147,020  Kone Oyj, B Shares(1)                                6,037,710
        276,630  Nokia Oyj                                            8,798,074
                                                                   ------------
                                                                     14,835,784
                                                                   ------------

FRANCE - 8.8%
         60,260  Alstom Co.                                          13,086,427
        265,404  AXA SA                                               9,602,220
         89,670  Carrefour SA                                         6,915,256
         81,380  Groupe Danone                                        7,282,225
         32,640  PPR SA                                               4,845,130
         23,710  Schneider Electric SA                                3,066,446
         24,609  Societe Generale                                     2,404,749
          9,834  Societe Generale NV(2)                                 946,005
         65,950  Suez SA                                              4,331,700
        198,420  Total SA                                            14,750,110

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
-------------------------------------------------------------------------------
         48,201  Ubisoft Entertainment SA(2)                       $  4,150,489
         52,420  Veolia Environnement                                 3,652,952
         65,930  Vinci SA                                             4,773,018
                                                                   ------------
                                                                     79,806,727
                                                                   ------------

GERMANY - 9.9%
         56,820  Adidas AG                                            3,779,064
         36,200  BASF AG                                              4,870,397
         33,794  Continental AG                                       3,442,750
         96,810  Deutsche Boerse AG                                  15,606,986
        177,933  Fresenius Medical Care AG & Co. KGaA                 8,945,329
        190,720  GEA Group AG(2)                                      6,407,776
         35,029  Hochtief AG                                          3,204,792
         36,503  K+S AG(1)                                           11,957,301
        102,100  Linde AG                                            14,428,271
         70,690  Q-Cells AG(2)                                        7,023,524
         80,600  SAP AG                                               4,003,316
         37,063  SGL Carbon AG(2)                                     2,342,477
         29,950  Siemens AG                                           3,249,343
                                                                   ------------
                                                                     89,261,326
                                                                   ------------

GREECE - 2.5%
         88,260  Coca Cola Hellenic Bottling Co. SA                   4,121,314
        130,910  Hellenic Telecommunications Organization SA          3,720,641
        274,180  National Bank of Greece SA                          14,552,705
                                                                   ------------
                                                                     22,394,660
                                                                   ------------

HONG KONG - 2.6%
        320,000  China Mobile Ltd.                                    4,787,078
        438,000  Esprit Holdings Ltd.                                 5,249,108
        127,900  Hang Seng Bank Ltd.                                  2,330,624
        608,000  Li & Fung Ltd.                                       2,274,989
        186,910  Melco PBL Entertainment Macau Ltd. ADR(2)            2,127,036
        420,000  Sun Hung Kai Properties Ltd.                         6,615,094
                                                                   ------------
                                                                     23,383,929
                                                                   ------------

INDIA - 2.4%
        140,220  Bharat Heavy Electricals Ltd.                        7,238,051
        108,540  Bharti Airtel Ltd.(2)                                2,249,697
         96,690  Housing Development Finance Corp. Ltd.               5,787,166
         70,860  Reliance Industries Ltd.(2)                          4,022,060
        123,090  Tata Consultancy Services Ltd.                       2,502,020
                                                                   ------------
                                                                     21,798,994
                                                                   ------------

IRELAND - 0.5%
        136,123  Anglo Irish Bank Corp. plc                           1,825,787
        190,640  Kingspan Group plc                                   2,545,051
                                                                   ------------
                                                                      4,370,838
                                                                   ------------

ITALY - 4.4%
        330,160  ENI SpA                                             11,251,097
        144,420  Fiat SpA(1)                                          3,334,852
        263,320  Finmeccanica SpA                                     8,968,210
        389,979  Saipem SpA                                          15,764,428
                                                                   ------------
                                                                     39,318,587
                                                                   ------------

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
-------------------------------------------------------------------------------
JAPAN - 10.5%
        144,600  Canon, Inc.                                       $  6,697,462
             90  Central Japan Railway Co.                              936,699
        136,000  Daikin Industries Ltd.                               5,961,367
         34,600  Fanuc Ltd.                                           3,347,070
        350,000  Isuzu Motors Ltd.                                    1,753,869
            750  Japan Tobacco, Inc.                                  3,758,557
        697,000  Kobe Steel Ltd.                                      2,021,021
        197,500  Kuraray Co. Ltd.                                     2,386,613
        146,200  Kurita Water Industries Ltd.(1)                      5,465,588
         70,900  Makita Corp.                                         2,232,312
        459,000  Marubeni Corp.                                       3,409,496
         46,000  Mitsubishi Corp.                                     1,416,801
        370,000  Mitsubishi Electric Corp.                            3,259,133
        514,000  Mitsui O.S.K. Lines Ltd.                             6,338,634
         28,200  Nintendo Co. Ltd.(1)                                14,601,305
         54,000  Sony Corp.                                           2,159,017
          1,865  Sony Financial Holdings, Inc.                        7,604,366
        334,000  Sumitomo Realty & Development Co. Ltd.               6,023,760
        109,800  Terumo Corp.                                         5,741,437
        149,800  Toyota Motor Corp.                                   7,545,669
          6,400  Unicharm Corp.                                         470,428
         21,250  Yamada Denki Co. Ltd.                                1,840,039
                                                                   ------------
                                                                     94,970,643
                                                                   ------------

LUXEMBOURG - 0.6%
         53,290  Millicom International Cellular SA(2)                5,038,570
                                                                   ------------

MALAYSIA - 0.3%
        897,100  Bumiputra - Commerce Holdings Bhd                   2,803,237
                                                                   ------------

NETHERLANDS - 0.8%
         40,281  CNH Global NV                                        2,095,820
         42,620  Heineken NV                                          2,476,016
        139,890  Koninklijke KPN NV                                   2,367,822
                                                                   ------------
                                                                      6,939,658
                                                                   ------------

NORWAY - 2.3%
        241,165  Aker Kvaerner ASA(1)(2)                              5,515,855
        546,280  Norsk Hydro ASA                                      7,992,095
        129,520  Yara International ASA                               7,524,521
                                                                   ------------
                                                                     21,032,471
                                                                   ------------

PEOPLE'S REPUBLIC OF CHINA - 0.8%
         39,801  Alibaba.com Ltd.(1)(2)                                  83,439
      2,046,000  China Merchants Bank Co. Ltd., Class H               7,074,807
                                                                   ------------
                                                                      7,158,246
                                                                   ------------

SINGAPORE - 0.4%
        492,000  Keppel Corp. Ltd.                                    3,558,925
                                                                   ------------
SOUTH AFRICA - 0.4%
        254,920  Aquarius Platinum Ltd.(2)                            3,768,248
                                                                   ------------

SOUTH KOREA - 0.5%
          7,380  Samsung Electronics Co. Ltd.                         4,681,644
                                                                   ------------

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                Value
-------------------------------------------------------------------------------
SPAIN - 4.0%
        537,270  Banco Santander SA                                  10,701,422
        457,539  Cintra Concesiones de Infraestructuras de
                 Transporte SA(1)                                     6,765,203
         95,950  Gamesa Corp Tecnologica SA                           4,376,555
         88,101  Inditex SA(1)                                        4,893,163
        319,510  Telefonica SA                                        9,177,944
                                                                   ------------
                                                                     35,914,287
                                                                   ------------

SWITZERLAND - 10.4%
        390,700  ABB Ltd.                                            10,517,989
         60,830  Actelion Ltd.(1)(2)                                  3,317,918
        103,350  Compagnie Financiere Richemont SA, Class A           5,802,050
         44,060  Holcim Ltd.                                          4,625,268
        188,400  Julius Baer Holding AG                              13,900,538
         29,860  Nestle SA                                           14,922,873
         92,100  Novartis AG((1))                                     4,721,376
         56,546  Roche Holding AG                                    10,643,737
          3,330  SGS SA(1)                                            4,789,667
         24,860  Sonova Holding AG                                    2,279,428
         56,830  Syngenta AG (1)                                     16,639,878
         53,482  UBS AG                                               1,556,175
                                                                   ------------
                                                                     93,716,897
                                                                   ------------

TAIWAN (REPUBLIC OF CHINA) - 0.8%
      1,573,000  AU Optronics Corp.                                   2,708,305
        860,480  Hon Hai Precision Industry Co. Ltd.                  4,940,107
                                                                   ------------
                                                                      7,648,412
                                                                   ------------

TURKEY - 0.4%
        247,150  Turkcell Iletisim Hizmet AS                          2,091,867
        257,800  Turkiye Garanti Bankasi AS                           1,161,261
                                                                   ------------
                                                                      3,253,128
                                                                   ------------

UNITED KINGDOM - 16.7%
        266,230  Admiral Group plc                                    4,232,569
        357,290  AMEC plc                                             5,125,672
        157,911  Anglo American plc                                   9,480,190
        735,300  BG Group plc                                        17,015,496
        152,095  British American Tobacco plc                         5,703,281
        275,865  Burberry Group plc                                   2,464,249
        494,748  Capita Group plc (The)                               6,656,363
        700,110  Compass Group plc                                    4,473,599
        219,410  Diageo plc                                           4,420,240
        303,470  easyJet plc(2)                                       2,233,995
        108,378  GlaxoSmithKline plc                                  2,294,979
        266,332  HSBC Holdings plc                                    4,383,259
        154,800  HSBC Holdings plc (Hong Kong Exchange)               2,540,838
        298,910  ICAP plc                                             3,371,690
      1,022,880  International Power plc                              8,072,617
        748,111  Man Group plc                                        8,224,935
        222,687  Reckitt Benckiser Group plc                         12,324,469
        393,780  Scottish & Southern Energy plc                      10,967,027
        141,140  Standard Chartered plc                               4,818,560

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                Value
-------------------------------------------------------------------------------

      2,032,921  Tesco plc                                         $ 15,344,522
      1,256,250  TUI Travel plc                                       6,419,985
      3,387,270  Vodafone Group plc                                  10,135,278
                                                                   ------------
                                                                    150,703,813
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $720,403,828)                                                 896,626,664
                                                                   ------------

TEMPORARY CASH INVESTMENTS -- 0.2%
-------------------------------------------------------------------------------
$  2,100,000FNMA Discount Notes, 1.35%, 4/1/08(3)
(Cost $2,100,000)                                                     2,100,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 7.8%
-------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $20,095,720)                                                   20,094,436

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $10,514,879)                                         10,514,208

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $20,001,250)                                         20,000,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $20,001,194)                                                   20,000,000
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL
(Cost $70,608,644)                                                   70,608,644
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 107.4%
(Cost $793,112,472)                                                 969,335,308
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (7.4)%                              (67,207,796)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $902,127,512
                                                                   ============

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Market Sector Diversification
(as a % of net assets)
--------------------------------------------------------------------------------
Financials                                   19.3%
Industrials                                  17.1%
Materials                                    13.9%
Energy                                        9.3%
Consumer Staples                              8.6%
Consumer Discretionary                        7.9%
Health Care                                   7.6%
Information Technology                        6.9%
Telecommunication Services                    4.4%
Utilities                                     4.4%
Cash and Equivalents*                         0.6%

*Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR   -   American Depositary Receipt
FNMA  -   Federal National Mortgage Association

(1)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008 was $74,386,339.
(2)   Non-income producing.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at March 31, 2008, was $77,587,027.

VP International - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of March 31, 2008:

                                                    Value of Investment
                 Valuation Inputs                        Securities
------------------------------------------------------------------------
Level 1 - Quoted Prices                                  $    27,471,776
Level 2 - Other Significant Observable Inputs                941,863,532
Level 3 - Significant Unobservable Inputs                              -
                                                         ---------------
                                                         $   969,335,308
                                                         ===============

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  796,546,468
                                                        ==============
Gross tax appreciation of investments                   $  201,872,284
Gross tax depreciation of investments                      (29,083,444)
                                                        --------------
Net tax appreciation (depreciation) of investments      $  172,788,840
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                           VP Large Company Value Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

VP Large Company Value - Schedule of Investments
------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                                                            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.2%
          1,350  Northrop Grumman Corp.                              $  105,043
                                                                     ----------

BEVERAGES - 2.1%
          2,090  Coca-Cola Co. (The)                                    127,218
          1,700  Pepsi Bottling Group, Inc.                              57,647
                                                                     ----------
                                                                        184,865
                                                                     ----------

BIOTECHNOLOGY - 0.6%
          1,240  Amgen, Inc.(1)                                          51,807
                                                                     ----------

CAPITAL MARKETS - 2.6%
          1,060  Bank of New York Mellon Corp. (The)                     44,234
          2,110  Merrill Lynch & Co., Inc.                               85,961
          2,340  Morgan Stanley                                         106,938
                                                                     ----------
                                                                        237,133
                                                                     ----------

CHEMICALS - 2.2%
          2,450  E.I. du Pont de Nemours & Co.                          114,562
          1,420  PPG Industries, Inc.                                    85,924
                                                                     ----------
                                                                        200,486
                                                                     ----------

COMMERCIAL BANKS - 5.2%
          1,870  National City Corp.                                     18,606
          1,010  PNC Financial Services Group, Inc.                      66,226
          3,380  U.S. Bancorp.                                          109,377
          3,470  Wachovia Corp.                                          93,690
          6,180  Wells Fargo & Co.                                      179,838
                                                                     ----------
                                                                        467,737
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES - 1.7%
            710  Avery Dennison Corp.                                    34,968
          1,830  R.R. Donnelley & Sons Co.                               55,467
          1,880  Waste Management, Inc.                                  63,093
                                                                     ----------
                                                                        153,528
                                                                     ----------

COMMUNICATIONS EQUIPMENT - 0.2%
          1,630  Motorola, Inc.                                          15,159
                                                                     ----------

COMPUTERS & PERIPHERALS - 1.2%
          2,390  Hewlett-Packard Co.                                    109,127
                                                                     ----------

CONSUMER FINANCE - 0.2%
          1,260  Discover Financial Services                             20,626
                                                                     ----------

DIVERSIFIED CONSUMER SERVICES - 0.7%
          2,960  H&R Block, Inc.                                         61,450
                                                                     ----------

DIVERSIFIED FINANCIAL SERVICES - 8.3%
          6,990  Bank of America Corp.                                  264,991
         11,270  Citigroup, Inc.                                        241,403
          5,450  JPMorgan Chase & Co.                                   234,078
                                                                     ----------
                                                                        740,472
                                                                     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 6.0%
          9,350  AT&T, Inc.                                             358,105
            540  Embarq Corp.                                            21,654

VP Large Company Value - Schedule of Investments
------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                                                            Value
--------------------------------------------------------------------------------
          4,410  Verizon Communications, Inc.                        $  160,744
                                                                     ----------
                                                                        540,503
                                                                     ----------

ELECTRIC UTILITIES - 2.7%
          1,730  Exelon Corp.                                           140,597
          2,290  PPL Corp.                                              105,157
                                                                     ----------
                                                                        245,754
                                                                     ----------

ENERGY EQUIPMENT & SERVICES - 0.5%
            710  National Oilwell Varco, Inc.(1)                         41,450
                                                                     ----------

FOOD & STAPLES RETAILING - 2.7%
          2,500  Kroger Co. (The)                                        63,500
          1,640  Walgreen Co.                                            62,468
          2,260  Wal-Mart Stores, Inc.                                  119,057
                                                                     ----------
                                                                        245,025
                                                                     ----------

FOOD PRODUCTS - 1.1%
          2,820  Unilever NV, New York Shares                            95,119
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
          1,310  Medtronic, Inc.                                         63,365
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES - 0.3%
            600  Quest Diagnostics, Inc.                                 27,162
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE - 0.5%
            310  Darden Restaurants, Inc.                                10,091
            620  McDonald's Corp.                                        34,577
                                                                     ----------
                                                                         44,668
                                                                     ----------

HOUSEHOLD DURABLES - 0.7%
          2,740  Newell Rubbermaid, Inc.                                 62,664
                                                                     ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
          1,490  NRG Energy, Inc.(1)                                     58,095
                                                                     ----------

INDUSTRIAL CONGLOMERATES - 5.6%
         11,980  General Electric Co.                                   443,380
          1,380  Tyco International Ltd.                                 60,789
                                                                     ----------
                                                                        504,169
                                                                     ----------

INSURANCE - 6.0%
          2,230  Allstate Corp. (The)                                   107,174
          4,140  American International Group, Inc.                     179,055
          1,350  Hartford Financial Services Group, Inc. (The)          102,290
          1,700  Loews Corp.                                             68,374
            780  Marsh & McLennan Cos., Inc.                             18,993
          1,040  Torchmark Corp.                                         62,514
                                                                     ----------
                                                                        538,400
                                                                     ----------

IT SERVICES - 1.7%
            880  Fiserv, Inc.(1)                                         42,319
            990  International Business Machines Corp.                  113,989
                                                                     ----------
                                                                        156,308
                                                                     ----------

MACHINERY - 3.6%
          1,080  Caterpillar, Inc.                                       84,553
            250  Deere & Co.                                             20,110
          1,570  Dover Corp.                                             65,595
          1,840  Ingersoll-Rand Co. Ltd., Class A                        82,027

VP Large Company Value - Schedule of Investments
------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares                                                            Value
--------------------------------------------------------------------------------
            990  Parker-Hannifin Corp.                               $   68,577
                                                                     ----------
                                                                        320,862
                                                                     ----------

MEDIA - 3.0%
            390  CBS Corp., Class B                                       8,611
          2,600  Gannett Co., Inc.                                       75,530
          6,910  Time Warner, Inc.                                       96,878
          2,250  Viacom, Inc., Class B(1)                                89,145
                                                                     ----------
                                                                        270,164
                                                                     ----------

METALS & MINING - 0.8%
          1,060  Nucor Corp.                                             71,805
                                                                     ----------

MULTILINE RETAIL - 0.6%
          1,320  Kohl's Corp.(1)                                         56,615
                                                                     ----------

OFFICE ELECTRONICS - 0.6%
          3,740  Xerox Corp.                                             55,988
                                                                     ----------

OIL, GAS & CONSUMABLE FUELS - 13.9%
          3,710  Chevron Corp.                                          316,686
          2,880  ConocoPhillips                                         219,485
            220  Devon Energy Corp.                                      22,952
          5,330  Exxon Mobil Corp.                                      450,811
          3,400  Royal Dutch Shell plc ADR                              234,532
                                                                     ----------
                                                                      1,244,466
                                                                     ----------

PAPER & FOREST PRODUCTS - 1.2%
          1,650  Weyerhaeuser Co.                                       107,316
                                                                     ----------

PHARMACEUTICALS - 8.9%
          1,480  Abbott Laboratories                                     81,622
          1,410  Eli Lilly & Co.                                         72,742
          3,770  Johnson & Johnson                                      244,560
          1,560  Merck & Co., Inc.                                       59,202
         11,050  Pfizer, Inc.                                           231,277
          2,620  Wyeth                                                  109,411
                                                                     ----------
                                                                        798,814
                                                                     ----------

ROAD & RAIL - 0.2%
          1,100  YRC Worldwide, Inc.(1)(2)                               14,432
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
          1,950  Applied Materials, Inc.                                 38,045
          1,980  Intel Corp.                                             41,936
                                                                     ----------
                                                                         79,981
                                                                     ----------

SOFTWARE - 1.7%
          3,250  Microsoft Corp.                                         92,235
          2,940  Oracle Corp.(1)                                         57,506
                                                                     ----------
                                                                        149,741
                                                                     ----------

SPECIALTY RETAIL - 2.6%
          1,480  Best Buy Co., Inc.                                      61,361
          2,240  Gap, Inc. (The)                                         44,083
          2,120  Home Depot, Inc. (The)                                  59,296
          2,880  Staples, Inc.                                           63,677
                                                                     ----------
                                                                        228,417
                                                                     ----------

VP Large Company Value - Schedule of Investments
------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
      Shares/Principal Amount
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            760  VF Corp.                                            $   58,907
                                                                     ----------

THRIFTS & MORTGAGE FINANCE - 1.4%
          3,500  Freddie Mac                                             88,620
          1,540  MGIC Investment Corp.(2)                                16,216
          1,970  Washington Mutual, Inc.(2)                              20,291
                                                                     ----------
                                                                        125,127
                                                                     ----------

TOBACCO - 1.0%
          1,230  Altria Group, Inc.                                      27,306
          1,230  Philip Morris International, Inc.(1)                    62,213
                                                                     ----------
                                                                         89,519
                                                                     ----------

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
          5,310  Sprint Nextel Corp.                                     35,524
                                                                     ----------

TOTAL COMMON STOCKS
(Cost $9,418,086)                                                     8,677,793
                                                                     ----------

TEMPORARY CASH INVESTMENTS - SEGREGATED
FOR FUTURES CONTRACTS -- 2.3%
--------------------------------------------------------------------------------
$200,000  FNMA Discount Notes, 1.35%, 4/1/08(3)
(Cost $200,000)                                                         200,000

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(4) -- 0.5%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $12,464)                                                           12,463

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $8,836)                                                   8,835

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $13,001)                                                 13,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $11,846)                                                           11,845
                                                                     ----------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $46,143)                                                           46,143
                                                                     ----------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $9,664,229)                                                     8,923,936
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.4%
                                                                         37,925
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $8,961,861
                                                                     ==========

VP Large Company Value - Schedule of Investments
------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                                  Underlying Face    Unrealized
     Contracts Purchased         Expiration Date  Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
     3  S&P 500 E-Mini Futures     June 2008      $       198,263    $   (1,765)
                                                  ==============================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR    -   American Depositary Receipt
FNMA   -   Federal National Mortgage Association

(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $46,085.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP Large Company Value - Schedule of Investments
------------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs suchas the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                       Unrealized Gain (Loss) on
                                   Value of Investment     Other Financial
        Valuation Inputs               Securities           Instruments*
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                     $8,677,793            $(1,765)
Level 2 - Other Significant
          Observable Inputs                    246,143                  -
Level 3 - Significant Unobservable
          Inputs                                     -                  -
                                       ----------------------------------------
                                            $8,923,936            $(1,765)
                                       ========================================
*Includes futures contracts.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $    9,685,722
                                                        ==============
Gross tax appreciation of investments                   $      746,519

Gross tax depreciation of investments                       (1,508,305)
                                                        --------------
Net tax appreciation (depreciation) of investments      $     (761,786)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              VP Mid Cap Value Fund

                                 March 31, 2008

                                                                American Century
                                                                 Investments (R)
                                                                     [LOGO]

VP Mid Cap Value - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.2%
--------------------------------------------------------------------------------
AIRLINES - 1.1%
        364,785  Southwest Airlines Co.                            $  4,523,334
                                                                   ------------

AUTO COMPONENTS - 0.8%
         73,348  Autoliv, Inc.                                        3,682,070
                                                                   ------------

AUTOMOBILES - 1.4%
         58,100  Bayerische Motoren Werke AG ORD                      3,207,091
        155,363  Winnebago Industries, Inc.(1)                        2,625,635
                                                                   ------------
                                                                      5,832,726
                                                                   ------------

BEVERAGES - 2.1%
        138,200  Anheuser-Busch Cos., Inc.                            6,557,590
         26,500  Coca-Cola Enterprises, Inc.                            641,300
         57,200  Pepsi Bottling Group, Inc.                           1,939,652
                                                                   ------------
                                                                      9,138,542
                                                                   ------------

BUILDING PRODUCTS - 0.6%
        119,354  Masco Corp.                                          2,366,790
                                                                   ------------

CAPITAL MARKETS - 2.2%
         58,100  AllianceBernstein Holding LP                         3,682,378
         53,700  Ameriprise Financial, Inc.                           2,784,345
         51,100  Legg Mason, Inc.                                     2,860,578
                                                                   ------------
                                                                      9,327,301
                                                                   ------------

CHEMICALS - 2.4%
        104,100  Ferro Corp.                                          1,546,926
         60,974  International Flavors & Fragrances, Inc.             2,685,904
         65,901  Minerals Technologies, Inc.                          4,138,583
         76,100  Olin Corp.                                           1,503,736
         11,900  Rohm & Haas Co.                                        643,552
                                                                   ------------
                                                                     10,518,701
                                                                   ------------

COMMERCIAL BANKS - 5.8%
        136,100  Associated Banc-Corp.                                3,624,343
        107,755  Commerce Bancshares, Inc.                            4,528,943
        311,121  Marshall & Ilsley Corp.                              7,218,007
        166,419  South Financial Group, Inc. (The)                    2,472,986
         64,271  SunTrust Banks, Inc.                                 3,543,903
         56,500  United Bankshares, Inc.                              1,505,725
         40,500  Zions Bancorp.                                       1,844,775
                                                                   ------------
                                                                     24,738,682
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 5.2%
        112,100  Avery Dennison Corp.                                 5,520,925
        149,037  HNI Corp.(1)                                         4,007,605
        115,964  Pitney Bowes, Inc.                                   4,061,059
         95,359  Republic Services, Inc.                              2,788,297
        182,717  Waste Management, Inc.                               6,131,983
                                                                   ------------
                                                                     22,509,869
                                                                   ------------

COMPUTERS & PERIPHERALS - 2.1%
        131,332  Diebold, Inc.                                        4,931,516
        143,800  Emulex Corp.(2)                                      2,335,312

VP Mid Cap Value - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                  Value
--------------------------------------------------------------------------------
        113,868  QLogic Corp.(2)                                   $  1,747,874
                                                                   ------------
                                                                      9,014,702
                                                                   ------------

CONTAINERS & PACKAGING - 3.5%
        585,588  Bemis Co., Inc.                                     14,891,443
                                                                   ------------

DISTRIBUTORS - 0.9%
         91,679  Genuine Parts Co.                                    3,687,329
                                                                   ------------

DIVERSIFIED - 1.9%
        102,394  iShares S&P MidCap 400 Index Fund                    7,957,038
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 0.6%
         67,200  McGraw-Hill Cos., Inc. (The)                         2,483,040
                                                                   ------------

ELECTRIC UTILITIES - 5.8%
        137,153  Empire District Electric Co. (The)(1)                2,777,348
         88,398  IDACORP, Inc.                                        2,838,460
        512,208  Portland General Electric Co.                       11,550,290
        224,700  Sierra Pacific Resources                             2,837,961
        217,900  Westar Energy, Inc.                                  4,961,583
                                                                   ------------
                                                                     24,965,642
                                                                   ------------

ELECTRICAL EQUIPMENT - 1.3%
        123,900  Hubbell, Inc., Class B                               5,413,191
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
         54,770  Littelfuse, Inc.(2)                                  1,915,307
        268,227  Molex, Inc.                                          6,212,138
        147,629  Tyco Electronics Ltd.                                5,066,627
        312,800  Vishay Intertechnology, Inc.(2)                      2,833,968
                                                                   ------------
                                                                     16,028,040
                                                                   ------------

FOOD PRODUCTS - 9.2%
        145,400  Campbell Soup Co.                                    4,936,330
        228,265  ConAgra Foods, Inc.                                  5,466,947
        103,446  Diamond Foods, Inc.                                  1,876,510
         42,608  General Mills, Inc.                                  2,551,367
        141,369  H.J. Heinz Co.                                       6,640,102
         95,861  Hershey Co. (The)                                    3,611,084
         52,900  Kellogg Co.                                          2,780,424
        342,992  Kraft Foods, Inc., Class A                          10,636,182
         83,478  Maple Leaf Foods, Inc. ORD                           1,061,316
                                                                   ------------
                                                                     39,560,262
                                                                   ------------

GAS UTILITIES - 5.5%
         19,100  AGL Resources, Inc.                                    655,512
        187,700  Nicor, Inc.                                          6,289,827
        402,757  Southwest Gas Corp.                                 11,261,086
        165,115  WGL Holdings, Inc.                                   5,293,587
                                                                   ------------
                                                                     23,500,012
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
        112,247  Beckman Coulter, Inc.                                7,245,544
         49,500  Boston Scientific Corp.(2)                             637,065
         34,900  Covidien Ltd.                                        1,544,325
         54,326  STERIS Corp.                                         1,457,566

VP Mid Cap Value - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                  Value
--------------------------------------------------------------------------------
        176,025  Symmetry Medical, Inc.(2)                         $  2,922,015
                                                                   ------------
                                                                     13,806,515
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 1.3%
         94,000  LifePoint Hospitals, Inc.(2)                         2,582,180
         52,159  Universal Health Services, Inc., Class B             2,800,417
                                                                   ------------
                                                                      5,382,597
                                                                   ------------

HEALTH CARE TECHNOLOGY - 0.3%
         70,500  IMS Health, Inc.                                     1,481,205
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 3.9%
        219,011  International Speedway Corp., Class A                9,023,253
        305,150  Speedway Motorsports, Inc.                           7,650,111
                                                                   ------------
                                                                     16,673,364
                                                                   ------------

HOUSEHOLD DURABLES - 1.6%
         66,600  Hunter Douglas NV ORD                                4,503,920
         27,800  Whirlpool Corp.                                      2,412,484
                                                                   ------------
                                                                      6,916,404
                                                                   ------------

HOUSEHOLD PRODUCTS - 3.5%
         49,600  Clorox Co. (The)                                     2,809,344
        190,752  Kimberly-Clark Corp.                                12,313,041
                                                                   ------------
                                                                     15,122,385
                                                                   ------------

INSURANCE - 6.2%
        128,499  Allstate Corp. (The)                                 6,175,662
         56,500  Chubb Corp.                                          2,795,620
        136,626  Arthur J. Gallagher & Co.                            3,227,106
        102,291  Genworth Financial, Inc., Class A                    2,315,868
         43,057  Hartford Financial Services Group, Inc. (The)        3,262,429
        156,456  Horace Mann Educators Corp.                          2,734,851
        256,717  Marsh & McLennan Cos., Inc.                          6,251,059
                                                                   ------------
                                                                     26,762,595
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS - 1.5%
         67,100  Hasbro, Inc.                                         1,872,090
         36,400  Polaris Industries, Inc.(1)                          1,492,764
        150,400  RC2 Corp.(2)                                         3,153,888
                                                                   ------------
                                                                      6,518,742
                                                                   ------------

MACHINERY - 3.1%
        493,732  Altra Holdings, Inc.(2)                              6,640,695
         77,500  Dover Corp.                                          3,237,950
         74,400  Kaydon Corp.                                         3,266,904
                                                                   ------------
                                                                     13,145,549
                                                                   ------------

MULTILINE RETAIL - 0.1%
         33,400  Family Dollar Stores, Inc.                             651,300
                                                                   ------------

MULTI-UTILITIES - 3.4%
         63,000  Ameren Corp.                                         2,774,520
        186,075  Puget Energy, Inc.                                   4,813,760
        127,494  Wisconsin Energy Corp.                               5,608,461
         75,100  Xcel Energy, Inc.                                    1,498,245
                                                                   ------------
                                                                     14,694,986
                                                                   ------------

VP Mid Cap Value - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares                                                                  Value
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
         30,146  Apache Corp.                                      $  3,642,240
         86,323  Equitable Resources, Inc.                            5,084,425
                                                                   ------------
                                                                      8,726,665
                                                                   ------------

PAPER & FOREST PRODUCTS - 1.6%
        118,474  MeadWestvaco Corp.                                   3,224,862
         57,233  Weyerhaeuser Co.                                     3,722,435
                                                                   ------------
                                                                      6,947,297
                                                                   ------------

PHARMACEUTICALS - 1.3%
        132,100  Bristol-Myers Squibb Co.                             2,813,730
         88,046  Watson Pharmaceuticals, Inc.(2)                      2,581,509
                                                                   ------------
                                                                      5,395,239
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.8%
         29,200  Boston Properties, Inc.                              2,688,444
        113,534  Education Realty Trust, Inc.                         1,427,122
         64,400  Host Hotels & Resorts, Inc.                          1,025,248
         10,700  Kimco Realty Corp.                                     419,119
         11,900  Public Storage                                       1,054,578
         95,800  Rayonier, Inc.                                       4,161,552
         43,000  Realty Income Corp.(1)                               1,101,660
                                                                   ------------
                                                                     11,877,723
                                                                   ------------

ROAD & RAIL - 0.3%
        105,500  Heartland Express, Inc.(1)                           1,504,430
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
         88,500  KLA-Tencor Corp.                                     3,283,350
        117,100  Teradyne, Inc.(2)                                    1,454,382
                                                                   ------------
                                                                      4,737,732
                                                                   ------------

SOFTWARE - 0.6%
        106,009  Synopsys, Inc.(2)                                    2,407,464
                                                                   ------------

SPECIALTY RETAIL - 0.9%
        141,002  Lowe's Cos., Inc.                                    3,234,586
         12,700  Sherwin-Williams Co. (The)                             648,208
                                                                   ------------
                                                                      3,882,794
                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 1.9%
        377,600  People's United Financial, Inc.                      6,536,256
         81,500  Washington Federal, Inc.                             1,861,460
                                                                   ------------
                                                                      8,397,716
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 0.5%
         30,700  W.W. Grainger, Inc.                                  2,345,173
                                                                   ------------

TOTAL COMMON STOCKS
(Cost $430,539,143)                                                 417,516,589
                                                                   ------------

VP Mid Cap Value - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------
$9,500,000 FNMA Discount Notes, 1.35%, 4/1/08(3)
(Cost $9,500,000)                                                  $  9,500,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 1.6%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $1,092,317)                                                     1,092,247

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $1,888,303)                                           1,888,183

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $2,000,125)                                           2,000,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $1,975,309)                                                     1,975,191
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $6,955,621)                                                     6,955,621
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $446,994,764)                                                 433,972,210
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.0)%                               (4,210,031)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $429,762,179
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                    Unrealized
      Contracts to Sell         Settlement Date       Value        Gain (Loss)
--------------------------------------------------------------------------------
    987,211 CAD for USD             4/30/08        $    961,269      $   13,105
  4,926,027 Euro for USD            4/30/08           7,767,205           9,295
                                                   ----------------------------
                                                   $  8,728,474      $   22,400
                                                   ============================
(Value on Settlement Date $8,750,874)

Notes to Schedule of Investments

CAD   -   Canadian Dollar
FNMA  -   Federal National Mortgage Association
ORD   -   Foreign Ordinary Share
USD   -   United States Dollar

(1)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008 was $6,744,126.
(2)   Non-income producing.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represents purchases made by the lending agent with cash collateral received through securities lending transactions.

VP Mid Cap Value - Schedule of Investments
------------------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                         Value of     Unrealized Gain (Loss) on
                                        Investment         Other Financial
           Valuation Inputs             Securities           Instruments*
------------------------------------------------------------------------------
Level 1 - Quoted Prices                 $408,744,262                        -
Level 2 - Other Significant
          Observable Inputs               25,227,948                  $22,400
Level 3 - Significant Unobservable
          Inputs                                   -                        -
                                   -------------------------------------------
                                        $433,972,210                  $22,400
                                   ===========================================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $   465,240,796
                                                        ===============
Gross tax appreciation of investments                   $     7,408,134
Gross tax depreciation of investments                       (38,676,720)
                                                        ---------------
Net tax appreciation (depreciation) of investments      $   (31,268,586)
                                                        ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                VP Ultra(R) Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

VP Ultra - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                                                            Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 4.5%
         62,170  Lockheed Martin Corp.                             $  6,173,481
         96,430  Raytheon Co.                                         6,230,342
         50,990  United Technologies Corp.                            3,509,132
                                                                   ------------
                                                                     15,912,955
                                                                   ------------

BEVERAGES - 5.0%
        152,660  Coca-Cola Co. (The)                                  9,292,414
        113,990  PepsiCo, Inc.                                        8,230,078
                                                                   ------------
                                                                     17,522,492
                                                                   ------------

BIOTECHNOLOGY - 3.1%
         27,980  Genentech, Inc.(1)                                   2,271,416
         48,290  Genzyme Corp.(1)                                     3,599,537
         97,420  Gilead Sciences, Inc.(1)                             5,020,053
                                                                   ------------
                                                                     10,891,006
                                                                   ------------

CAPITAL MARKETS - 4.9%
        134,990  Bank of New York Mellon Corp. (The)                  5,633,133
        248,340  Charles Schwab Corp. (The)                           4,676,242
         11,400  Goldman Sachs Group, Inc. (The)                      1,885,446
        147,160  Invesco., Ltd.                                       3,584,817
         38,010  Morgan Stanley                                       1,737,057
                                                                   ------------
                                                                     17,516,695
                                                                   ------------

CHEMICALS - 2.4%
         23,450  Johnson Matthey plc ORD                                932,315
         49,260  Monsanto Co.                                         5,492,490
          6,920  Syngenta AG ORD(2)                                   2,026,183
                                                                   ------------
                                                                      8,450,988
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 0.5%
         67,450  Robert Half International, Inc.                      1,736,163
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 6.0%
        454,894  Cisco Systems, Inc.(1)                              10,958,396
        122,506  Corning, Inc.                                        2,945,044
         83,030  Nokia OYJ ADR                                        2,642,845
         61,810  QUALCOMM, Inc.                                       2,534,210
         18,060  Research In Motion Ltd.(1)                           2,026,874
                                                                   ------------
                                                                     21,107,369
                                                                   ------------

COMPUTERS & PERIPHERALS - 3.8%
         44,790  Apple, Inc.(1)                                       6,427,365
        149,850  Hewlett-Packard Co.                                  6,842,151
                                                                   ------------
                                                                     13,269,516
                                                                   ------------

CONSTRUCTION & ENGINEERING - 1.0%
         19,000  Fluor Corp.                                          2,682,040
         16,610  Foster Wheeler Ltd.(1)                                 940,458
                                                                   ------------
                                                                      3,622,498
                                                                   ------------

DIVERSIFIED - 0.5%
         12,100  Standard & Poor's 500 Depositary Receipt,
         Series 1                                                     1,593,570
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 1.1%
          3,570  CME Group, Inc.                                      1,674,687

VP Ultra - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                                                            Value
-------------------------------------------------------------------------------
         12,970  Deutsche Boerse AG ORD                            $  2,090,927
                                                                   ------------
                                                                      3,765,614
                                                                   ------------

ELECTRICAL EQUIPMENT - 2.7%
        102,300  ABB Ltd. ORD                                         2,754,007
        128,622  Emerson Electric Co.                                 6,618,888
                                                                   ------------
                                                                      9,372,895
                                                                   ------------

ENERGY EQUIPMENT & SERVICES - 3.4%
         30,360  National Oilwell Varco, Inc.(1)                      1,772,417
         40,880  Schlumberger Ltd.                                    3,556,560
         50,651  Transocean, Inc.(1)                                  6,848,015
                                                                   ------------
                                                                     12,176,992
                                                                   ------------

FOOD & STAPLES RETAILING - 2.5%
         42,950  Costco Wholesale Corp.                               2,790,462
        113,390  Wal-Mart Stores, Inc.                                5,973,385
                                                                   ------------
                                                                      8,763,847
                                                                   ------------

FOOD PRODUCTS - 2.5%
         24,760  Archer-Daniels-Midland Co.                           1,019,122
         12,020  Nestle SA ORD                                        6,007,131
         58,140  Unilever NV CVA                                      1,953,097
                                                                   ------------
                                                                      8,979,350
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
         61,850  Baxter International, Inc.                           3,576,167
         45,060  Becton, Dickinson & Co.                              3,868,401
                                                                   ------------
                                                                      7,444,568
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 2.4%
         96,880  Express Scripts, Inc.(1)                             6,231,322
         54,140  Medco Health Solutions, Inc.(1)                      2,370,790
                                                                   ------------
                                                                      8,602,112
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 2.7%
        106,680  McDonald's Corp.                                     5,949,543
         92,990  Yum! Brands, Inc.                                    3,460,158
                                                                   ------------
                                                                      9,409,701
                                                                   ------------

HOUSEHOLD PRODUCTS - 3.4%
         82,550  Colgate-Palmolive Co.                                6,431,471
         78,050  Procter & Gamble Co. (The)                           5,468,963
                                                                   ------------
                                                                     11,900,434
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 0.6%
         39,660  Textron, Inc.                                        2,197,957
                                                                   ------------

INSURANCE - 1.3%
         62,659  Aflac, Inc.                                          4,069,702
            120  Berkshire Hathaway, Inc., Class B(1)                   536,748
                                                                   ------------
                                                                      4,606,450
                                                                   ------------

INTERNET & CATALOG RETAIL - 0.2%
         12,110  Amazon.com, Inc.(1)                                    863,443
                                                                   ------------

INTERNET SOFTWARE & SERVICES - 2.4%
         19,502  Google, Inc., Class A(1)                             8,590,046
                                                                   ------------

IT SERVICES - 3.2%
         54,720  Accenture Ltd., Class A                              1,924,502
         57,340  International Business Machines Corp.                6,602,128

VP Ultra - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                                                            Value
-------------------------------------------------------------------------------
        127,100  Western Union Co. (The)                           $  2,703,417
                                                                   ------------
                                                                     11,230,047
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 1.1%
         60,670  Thermo Fisher Scientific, Inc.(1)                    3,448,483
          6,730  Waters Corp.(1)                                        374,861
                                                                   ------------
                                                                      3,823,344
                                                                   ------------

MACHINERY - 2.1%
         48,790  Caterpillar, Inc.                                    3,819,769
         43,790  Deere & Co.                                          3,522,468
                                                                   ------------
                                                                      7,342,237
                                                                   ------------

MEDIA - 1.0%
         57,260  Viacom, Inc., Class B(1)                             2,268,641
         38,630  Walt Disney Co. (The)                                1,212,210
                                                                   ------------
                                                                      3,480,851
                                                                   ------------

METALS & MINING - 2.1%
         23,180  Alcoa, Inc.                                            835,871
         49,590  BHP Billiton Ltd. ORD                                1,628,853
         36,680  Cia Vale do Rio Doce ADR                             1,270,595
         21,300  Freeport-McMoRan Copper & Gold, Inc.                 2,049,486
         17,590  Rio Tinto plc ORD                                    1,824,983
                                                                   ------------
                                                                      7,609,788
                                                                   ------------

MULTILINE RETAIL - 1.8%
         27,120  JC Penney Co., Inc.                                  1,022,695
         35,050  Kohl's Corp.(1)                                      1,503,295
         60,530  Nordstrom, Inc.                                      1,973,278
         34,690  Target Corp.                                         1,758,089
                                                                   ------------
                                                                      6,257,357
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 6.0%
         25,750  Apache Corp.                                         3,111,115
         17,240  EOG Resources, Inc.                                  2,068,800
         33,870  Hess Corp.                                           2,986,657
         45,200  Noble Energy, Inc.                                   3,290,560
         38,330  Occidental Petroleum Corp.                           2,804,606
         14,830  Range Resources Corp.                                  940,963
         99,827  XTO Energy, Inc.                                     6,175,298
                                                                   ------------
                                                                     21,377,999
                                                                   ------------

PHARMACEUTICALS - 4.6%
        130,099  Abbott Laboratories                                  7,174,960
         31,310  Allergan, Inc.                                       1,765,571
         67,240  Johnson & Johnson                                    4,361,858
         80,740  Merck & Co., Inc.                                    3,064,083
                                                                   ------------
                                                                     16,366,472
                                                                   ------------

ROAD & RAIL - 1.5%
         42,200  Union Pacific Corp.                                  5,291,036
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
         98,070  Applied Materials, Inc.                              1,913,346
        447,172  Intel Corp.                                          9,471,103
         64,610  MEMC Electronic Materials, Inc.(1)                   4,580,849
         58,540  Microchip Technology, Inc.(2)                        1,916,014

VP Ultra - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
     Shares                                                            Value
-------------------------------------------------------------------------------
         70,289  NVIDIA Corp.(1)                                   $  1,391,019
         55,350  Varian Semiconductor Equipment
                 Associates, Inc.(1)                                  1,558,103
                                                                   ------------
                                                                     20,830,434
                                                                   ------------

SOFTWARE - 5.3%
        506,260  Microsoft Corp.                                     14,367,661
        230,210  Oracle Corp.(1)                                      4,502,907
                                                                   ------------
                                                                     18,870,568
                                                                   ------------

SPECIALTY RETAIL - 1.5%
         82,440  Staples, Inc.                                        1,822,748
        106,310  TJX Cos., Inc. (The)                                 3,515,672
                                                                   ------------
                                                                      5,338,420
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
         45,360  NIKE, Inc., Class B                                  3,084,480
                                                                   ------------

TOBACCO - 1.5%
         73,750  Altria Group, Inc.                                   1,637,250
         73,750  Philip Morris International, Inc.(1)                 3,730,275
                                                                   ------------
                                                                      5,367,525
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
        877,720  Vodafone Group plc ORD                               2,626,285
                                                                   ------------

TOTAL COMMON STOCKS
(Cost $326,008,357)                                                 347,193,504
                                                                   ------------

TEMPORARY CASH INVESTMENTS -- 2.0%
-------------------------------------------------------------------------------
$7,200,000  FNMA Discount Notes, 1.35%, 4/1/08(3)
(Cost $7,200,000)                                                     7,200,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) (5)
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $110)                                                                 110

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $114)                                                       114

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $121)                                                       121

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $121)                                                                 121
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL
(Cost $466)                                                                 466
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $333,208,823)                                                 354,393,970
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (0.2)%                                 (725,484)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $353,668,486
                                                                   ============

VP Ultra - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  Unrealized
Contracts to Sell        Settlement Date          Value           Gain (Loss)
--------------------------------------------------------------------------------
   875,511  AUD for USD      4/30/08           $   797,143         $  6,752
 5,307,348  CHF for USD      4/30/08             5,343,799           (1,378)
 1,297,177  Euro for USD     4/30/08             2,045,348            2,447
 1,883,817  GBP for USD      4/30/08             3,728,368           47,629
                                           --------------------------------
                                               $11,914,658         $ 55,450
                                           ================================
 (Value on Settlement Date $11,970,108)

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR   -   American Depositary Receipt
AUD   -   Australian Dollar
CHF   -   Swiss Franc
CVA   -   Certificaten Van Aandelen
FNMA  -   Federal National Mortgage Association
GBP   -   British Pound
ORD   -   Foreign Ordinary Share
USD   -   United States Dollar

(1)   Non-income producing.
(2)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $1,527,419.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at March 31, 2008 was $1,589,973.
(5)   Category is less than 0.05% of total net assets.

VP Ultra - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                          Unrealized Gain (Loss)
                                  Value of Investment       on Other Financial
          Valuation Inputs            Securities                Instruments*
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                  $325,349,723                         -
Level 2 - Other Significant
          Observable Inputs                29,044,247                   $55,450
Level 3 - Significant Unobservable
          Inputs                                    -                         -
                                     ------------------------------------------
                                         $354,393,970                   $55,450
                                     ==========================================
*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                     $    335,394,304
                                                    ================
Gross tax appreciation of investments               $     34,063,958
Gross tax depreciation of investments                    (15,064,292)
                                                    ----------------
Net tax appreciation (depreciation) of
investments                                         $     18,999,666
                                                    ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                  VP Value Fund

                                 March 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

VP Value - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
        Shares                                                        Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 98.9%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.2%
         61,780  Northrop Grumman Corp.                           $   4,807,102
                                                                  -------------

AIR FREIGHT & LOGISTICS - 0.5%
        142,360  United Parcel Service, Inc., Class B                10,395,127
                                                                  -------------

AIRLINES - 1.1%
      1,638,210  Southwest Airlines Co.                              20,313,804
                                                                  -------------

AUTO COMPONENTS - 0.8%
        291,540  Autoliv, Inc.                                       14,635,308
                                                                  -------------

AUTOMOBILES - 2.2%
        245,600  Honda Motor Co. Ltd. ORD                             7,035,495
        165,280  Thor Industries, Inc.(1)                             4,920,385
        585,100  Toyota Motor Corp. ORD                              29,472,435
                                                                  -------------
                                                                     41,428,315
                                                                  -------------

BEVERAGES - 1.8%
        725,250  Anheuser-Busch Cos., Inc.                           34,413,113
                                                                  -------------

BIOTECHNOLOGY - 0.9%
        398,560  Amgen, Inc.(2)                                      16,651,837
                                                                  -------------

BUILDING PRODUCTS - 0.5%
        459,410  Masco Corp.                                          9,110,100
                                                                  -------------

CAPITAL MARKETS - 2.5%
        199,110  AllianceBernstein Holding LP                        12,619,592
        166,810  Ameriprise Financial, Inc.                           8,649,098
        158,590  Legg Mason, Inc.                                     8,877,868
        168,820  Merrill Lynch & Co., Inc.                            6,877,727
        234,660  Morgan Stanley                                      10,723,962
                                                                  -------------
                                                                     47,748,247
                                                                  -------------

CHEMICALS - 1.5%
        146,950  E.I. du Pont de Nemours & Co.                        6,871,382
        157,420  International Flavors & Fragrances, Inc.             6,934,351
        249,870  Minerals Technologies, Inc.                         15,691,836
                                                                  -------------
                                                                     29,497,569
                                                                  -------------

COMMERCIAL BANKS - 5.3%
        487,590  Associated Banc-Corp.                               12,984,522
        326,490  BB&T Corp.                                          10,467,269
      1,399,700  Marshall & Ilsley Corp.                             32,473,040
        751,580  South Financial Group, Inc. (The)(1)                11,168,479
        287,520  SunTrust Banks, Inc.                                15,853,853
        318,320  U.S. Bancorp.                                       10,300,835
        181,940  Zions Bancorp.                                       8,287,367
                                                                  -------------
                                                                    101,535,365
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 3.8%
        466,130  Avery Dennison Corp.                                22,956,902
        355,430  Pitney Bowes, Inc.                                  12,447,159
        362,370  Republic Services, Inc.                             10,595,699
        817,070  Waste Management, Inc.                              27,420,869
                                                                  -------------
                                                                     73,420,629
                                                                  -------------

VP Value - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
        Shares                                                        Value
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.8%
        389,670  Diebold, Inc.                                    $  14,632,108
                                                                  -------------

CONTAINERS & PACKAGING - 3.2%
      2,410,360  Bemis Co., Inc.                                     61,295,455
                                                                  -------------

DISTRIBUTORS - 0.7%
        315,780  Genuine Parts Co.                                   12,700,672
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 4.1%
      1,112,740  Bank of America Corp.                               42,183,973
        600,970  JPMorgan Chase & Co.                                25,811,662
        300,490  McGraw-Hill Cos., Inc. (The)                        11,103,106
                                                                  -------------
                                                                     79,098,741
                                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2%
      1,907,460  AT&T, Inc.                                          73,055,718
        748,300  Verizon Communications, Inc.                        27,275,535
                                                                  -------------
                                                                    100,331,253
                                                                  -------------

ELECTRIC UTILITIES - 2.2%
        407,050  IDACORP, Inc.(1)                                    13,070,375
        244,490  Southern Co.                                         8,706,289
        891,200  Westar Energy, Inc.                                 20,292,624
                                                                  -------------
                                                                     42,069,288
                                                                  -------------

ELECTRICAL EQUIPMENT - 0.9%
        383,340  Hubbell, Inc., Class B                              16,748,125
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
      1,124,100  Molex, Inc.                                         26,034,156
        571,760  Tyco Electronics Ltd.                               19,622,803
                                                                  -------------
                                                                     45,656,959
                                                                  -------------

FOOD & STAPLES RETAILING - 0.2%
         91,530  Wal-Mart Stores, Inc.                                4,821,800
                                                                  -------------

FOOD PRODUCTS - 10.4%
        672,070  Campbell Soup Co.                                   22,816,777
      1,001,200  ConAgra Foods, Inc.                                 23,978,740
        239,410  General Mills, Inc.                                 14,335,871
        633,410  H.J. Heinz Co.                                      29,751,268
        422,350  Hershey Co. (The)                                   15,909,924
      2,459,620  Kraft Foods, Inc., Class A                          76,272,816
        494,950  Unilever NV CVA ORD                                 16,626,855
                                                                  -------------
                                                                    199,692,251
                                                                  -------------

GAS UTILITIES - 1.1%
        247,360  Southwest Gas Corp.                                  6,916,185
        430,680  WGL Holdings, Inc.                                  13,807,601
                                                                  -------------
                                                                     20,723,786
                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
        498,190  Beckman Coulter, Inc.                               32,158,165
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 1.1%
        308,940  LifePoint Hospitals, Inc.(2)                         8,486,582
        231,240  Universal Health Services, Inc., Class B            12,415,275
                                                                  -------------
                                                                     20,901,857
                                                                  -------------

VP Value - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
        Shares                                                        Value
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.4%
        586,260  International Speedway Corp., Class A            $  24,153,912
        903,760  Speedway Motorsports, Inc.                          22,657,263
                                                                  -------------
                                                                     46,811,175
                                                                  -------------

HOUSEHOLD DURABLES - 0.4%
         79,150  Whirlpool Corp.                                      6,868,637
                                                                  -------------

HOUSEHOLD PRODUCTS - 3.2%
        858,890  Kimberly-Clark Corp.                                55,441,350
         76,630  Procter & Gamble Co. (The)                           5,369,464
                                                                  -------------
                                                                     60,810,814
                                                                  -------------

INDUSTRIAL CONGLOMERATES - 5.7%
        205,440  3M Co.                                              16,260,577
      2,511,260  General Electric Co.                                92,941,733
                                                                  -------------
                                                                    109,202,310
                                                                  -------------

INSURANCE - 7.2%
        538,210  Allstate Corp. (The)                                25,866,373
        983,280  American International Group, Inc.                  42,526,860
            100  Berkshire Hathaway, Inc., Class A(2)                13,340,000
        213,300  Chubb Corp.                                         10,554,084
        210,040  Genworth Financial, Inc., Class A                    4,755,306
        192,550  Hartford Financial Services Group, Inc. (The)       14,589,513
      1,070,650  Marsh & McLennan Cos., Inc.                         26,070,327
                                                                  -------------
                                                                    137,702,463
                                                                  -------------

IT SERVICES - 0.6%
        104,540  International Business Machines Corp.               12,036,736
                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS - 0.5%
        432,620  RC2 Corp.(2)                                         9,072,041
                                                                  -------------

MULTILINE RETAIL - 0.2%
         96,110  Target Corp.                                         4,870,855
                                                                  -------------

MULTI-UTILITIES - 3.4%
        238,910  Ameren Corp.                                        10,521,596
        835,280  Puget Energy, Inc.                                  21,608,694
        550,200  Wisconsin Energy Corp.                              24,203,298
        456,650  Xcel Energy, Inc.                                    9,110,168
                                                                  -------------
                                                                     65,443,756
                                                                  -------------

OIL, GAS & CONSUMABLE FUELS - 9.8%
         39,860  Apache Corp.                                         4,815,885
      1,199,680  BP plc ADR                                          72,760,592
        124,290  Chevron Corp.                                       10,609,395
         92,230  Equitable Resources, Inc.                            5,432,347
      1,065,030  Exxon Mobil Corp.                                   90,080,237
         68,810  Royal Dutch Shell plc ADR                            4,746,514
                                                                  -------------
                                                                    188,444,970
                                                                  -------------

PAPER & FOREST PRODUCTS - 0.8%
        226,240  Weyerhaeuser Co.                                    14,714,649
                                                                  -------------

PHARMACEUTICALS - 6.7%
        782,870  Bristol-Myers Squibb Co.                            16,675,131
        244,960  Eli Lilly & Co.                                     12,637,487

VP Value - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
       Shares/Principal Amount                                        Value
-------------------------------------------------------------------------------
        761,190  Johnson & Johnson                                $  49,378,395
        125,700  Merck & Co., Inc.                                    4,770,315
      2,110,180  Pfizer, Inc.                                        44,166,067
                                                                  -------------
                                                                    127,627,395
                                                                  -------------

ROAD & RAIL - 0.2%
        330,760  Heartland Express, Inc.(1)                           4,716,637
                                                                  -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
        679,870  Intel Corp.                                         14,399,647
        283,780  KLA-Tencor Corp.                                    10,528,238
        188,780  Texas Instruments, Inc.                              5,336,810
                                                                  -------------
                                                                     30,264,695
                                                                  -------------

SPECIALTY RETAIL - 0.8%
        636,180  Lowe's Cos., Inc.                                   14,593,969
                                                                  -------------

THRIFTS & MORTGAGE FINANCE - 0.1%
        109,700  Fannie Mae                                           2,887,304
                                                                  -------------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
         62,620  W.W. Grainger, Inc.                                  4,783,542
                                                                  -------------

TOTAL COMMON STOCKS
(Cost $1,902,256,962)                                             1,895,638,924
                                                                  -------------

TEMPORARY CASH INVESTMENTS -- 1.7%
-------------------------------------------------------------------------------
$33,000,000  FNMA Discount Notes, 1.35%, 4/1/08(3)
(Cost $33,000,000)                                                   33,000,000
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(4) -- 1.0%
-------------------------------------------------------------------------------

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.30%, dated 3/31/08, due 4/1/08 (Delivery
value $5,032,913)                                                     5,032,591

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.30%, dated 3/31/08, due 4/1/08
(Delivery value $4,582,215)                                           4,581,922

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 2.25%, dated 3/31/08, due 4/1/08
(Delivery value $5,000,313)                                           5,000,000

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 2.15%, dated 3/31/08, due 4/1/08 (Delivery
value $5,000,299)                                                     5,000,000
                                                                 --------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $19,614,513)                                                   19,614,513
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 101.6%
(Cost $1,954,871,475)                                             1,948,253,437
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (1.6)%
                                                                    (31,437,419)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,916,816,018
                                                                 ==============

VP Value - Schedule of Investments
----------------------------------

MARCH 31, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                     Unrealized
   Contracts to Sell        Settlement Date        Value             Gain (Loss)
-------------------------------------------------------------------------------
   10,517,688  Euro for USD     4/30/08         $  16,583,958         $ 20,039
   37,722,859  GBP for USD      4/30/08            74,659,456          958,270
2,978,381,600  JPY for USD      4/30/08            29,918,489          (41,610)
                                               --------------------------------
                                                $ 121,161,903         $936,699
                                               ================================
 (Value on Settlement Date $122,098,602)

Notes to Schedule of Investments
-------------------------------------------------------------------------------
ADR  -   American Depositary Receipt
CVA  -   Certificaten Van Aandelen
FNM  -   Federal National Mortgage Association
GBP  -   British Pound
JPY  -   Japanese Yen
ORD  -   Foreign Ordinary Share
USD  -   United States Dollar

(1)   Security, or a portion thereof, was on loan as of March 31, 2008. The aggregate value of securities on loan at March 31, 2008, was $19,129,613.
(2)   Non-income producing.
(3)   The rate indicated is the yield to maturity at purchase.
(4)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP Value - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                          Unrealized Gain (Loss)
                                   Value of Investment      on Other Financial
                 Valuation Inputs      Securities              Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                 $1,842,504,139                        -
Level 2 - Other Significant
          Observable Inputs                105,749,298                 $936,699
Level 3 - Significant Unobservable
          Inputs                                     -                        -
                                   ---------------------------------------------
                                        $1,948,253,437                 $936,699
                                   =============================================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                     $2,012,971,367
                                                    ==============
Gross tax appreciation of investments               $   75,237,421
Gross tax depreciation of investments                 (139,955,351)
                                                    --------------
Net tax appreciation (depreciation) of investments  $  (64,717,930)
                                                    ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                VP Vista(SM) Fund

                                 March 31, 2008

                                                                American Century
                                                                 Investments (R)
                                                                     [LOGO]

VP Vista - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.6%
         9,851  Alliant Techsystems, Inc.(1)                       $  1,019,874
        60,188  BE Aerospace, Inc.(1)                                 2,103,571
         5,176  Precision Castparts Corp.                               528,366
                                                                   ------------
                                                                      3,651,811
                                                                   ------------

AUTO COMPONENTS - 0.5%
        43,829  ArvinMeritor, Inc.                                      548,301
                                                                   ------------

BIOTECHNOLOGY - 4.2%
        17,041  Alexion Pharmaceuticals, Inc.(1)                      1,010,531
        53,611  BioMarin Pharmaceutical, Inc.(1)                      1,896,221
        21,811  CSL Ltd. ORD                                            735,529
        38,229  Millennium Pharmaceuticals, Inc.(1)                     591,020
                                                                   ------------
                                                                      4,233,301
                                                                   ------------

CAPITAL MARKETS - 1.9%
         4,721  BlackRock, Inc.                                         963,934
         7,328  Northern Trust Corp.                                    487,092
         6,429  State Street Corp.                                      507,891
                                                                   ------------
                                                                      1,958,917
                                                                   ------------

CHEMICALS - 5.7%
        28,102  Monsanto Co.                                          3,133,373
         9,125  Mosaic Co. (The)(1)                                     936,225
         4,161  Syngenta AG ORD                                       1,218,345
        13,169  Terra Industries, Inc.(1)                               467,894
                                                                   ------------
                                                                      5,755,837
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 2.3%
        33,539  FTI Consulting, Inc.(1)                               2,382,610
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.7%
        28,759  Juniper Networks, Inc.(1)                               718,975
                                                                   ------------

COMPUTERS & PERIPHERALS - 0.6%
         4,217  Apple, Inc.(1)                                          605,139
                                                                   ------------

CONSTRUCTION & ENGINEERING - 3.6%
        35,952  Foster Wheeler Ltd.(1)                                2,035,602
        44,244  Quanta Services, Inc.(1)                              1,025,134
        12,928  Shaw Group, Inc. (The)(1)                               609,426
                                                                   ------------
                                                                      3,670,162
                                                                   ------------

CONTAINERS & PACKAGING - 5.9%
       106,358  Owens-Illinois, Inc.(1)                               6,001,784
                                                                   ------------

DIVERSIFIED CONSUMER SERVICES - 0.5%
        11,199  DeVry, Inc.                                             468,566
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 0.5%
        12,513  Nasdaq OMX Group, Inc. (The)(1)                         483,752
                                                                   ------------

ELECTRICAL EQUIPMENT - 4.2%
         7,432  First Solar, Inc.(1)                                  1,717,832
        53,473  JA Solar Holdings Co. Ltd. ADR(1)                       994,598
        14,379  Vestas Wind Systems AS  ORD(1)                        1,573,089
                                                                   ------------
                                                                      4,285,519
                                                                   ------------

VP Vista - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 4.2%
         4,442  Core Laboratories NV(1)                            $    529,930
        27,524  Dresser-Rand Group, Inc.(1)                             846,363
        11,614  Helmerich & Payne, Inc.                                 544,348
         8,157  National Oilwell Varco, Inc.(1)                         476,206
        21,915  Patterson-UTI Energy, Inc.                              573,735
        18,466  Weatherford International Ltd.(1)                     1,338,231
                                                                   ------------
                                                                      4,308,813
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 4.7%
        37,526  Express Scripts, Inc.(1)                              2,413,673
        54,872  Medco Health Solutions, Inc.(1)                       2,402,845
                                                                   ------------
                                                                      4,816,518
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 2.9%
        20,878  Bally Technologies, Inc.(1)                             716,950
        27,998  International Game Technology                         1,125,800
         6,256  Las Vegas Sands Corp.(1)                                460,692
        19,011  WMS Industries, Inc.(1)                                 683,826
                                                                   ------------
                                                                      2,987,268
                                                                   ------------

HOUSEHOLD DURABLES - 0.6%
        14,932  Tupperware Brands Corp.                                 577,570
                                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
        24,230  Reliant Energy, Inc.(1)                                 573,039
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 0.8%
        14,794  McDermott International, Inc.(1)                        811,007
                                                                   ------------

INSURANCE - 2.3%
        36,582  Aflac, Inc.                                           2,376,001
                                                                   ------------

INTERNET & CATALOG RETAIL - 0.8%
         6,567  priceline.com, Inc.(1)                                  793,688
                                                                   ------------

INTERNET SOFTWARE & SERVICES - 1.0%
        12,997  Mercadolibre, Inc.(1)                                   516,761
        14,621  VeriSign, Inc.(1)                                       486,002
                                                                   ------------
                                                                      1,002,763
                                                                   ------------

IT SERVICES - 1.8%
         8,019  MasterCard, Inc., Class A                             1,788,157
                                                                   ------------

LIFE SCIENCES TOOLS & SERVICES - 6.8%
         9,091  Covance, Inc.(1)                                        754,280
        12,133  Invitrogen Corp.(1)                                   1,037,007
        28,517  PAREXEL International Corp.(1)                          744,294
        76,252  Thermo Fisher Scientific, Inc.(1)                     4,334,164
                                                                   ------------
                                                                      6,869,745
                                                                   ------------

MACHINERY - 6.9%
        48,876  AGCO Corp.(1)                                         2,926,695
         6,671  Bucyrus International, Inc., Class A                    678,107
        32,595  Flowserve Corp.                                       3,402,266
                                                                   ------------
                                                                      7,007,068
                                                                   ------------

MEDIA - 1.4%
        40,891  Liberty Global, Inc., Series A(1)                     1,393,565
                                                                   ------------

VP Vista - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
   Shares                                                              Value
--------------------------------------------------------------------------------
METALS & MINING - 2.0%
         7,397  Agnico-Eagle Mines Ltd.                            $    500,851
         6,740  Cleveland-Cliffs, Inc.                                  807,587
        14,414  Companhia Siderurgica Nacional SA ADR                   518,760
         2,173  Mechel OAO ADR                                          247,265
                                                                   ------------
                                                                      2,074,463
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 5.3%
        30,426  Alpha Natural Resources, Inc.(1)                      1,321,705
        17,456  CONSOL Energy, Inc.                                   1,207,781
         8,918  Foundation Coal Holdings, Inc.                          448,843
        23,366  Quicksilver Resources, Inc.(1)                          853,560
        22,882  Southwestern Energy Co.(1)                              770,895
        10,128  Ultra Petroleum Corp.(1)                                784,920
                                                                   ------------
                                                                      5,387,704
                                                                   ------------

PERSONAL PRODUCTS - 1.2%
        12,133  Avon Products, Inc.                                     479,739
        16,053  Herballife Ltd.                                         762,517
                                                                   ------------
                                                                      1,242,256
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.2%
        13,703  Annaly Capital Management, Inc.                         209,930
                                                                   ------------

ROAD & RAIL - 0.8%
        15,071  CSX Corp.                                               845,031
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
        18,724  Intersil Corp., Class A                                 480,645
        25,095  MEMC Electronic Materials, Inc.(1)                    1,779,235
        47,217  Microsemi Corp.(1)                                    1,076,548
        20,281  Xilinx, Inc.                                            481,674
                                                                   ------------
                                                                      3,818,102
                                                                   ------------

SOFTWARE - 4.9%
        82,612  Activision, Inc.(1)                                   2,256,134
        28,205  Informatica Corp.(1)                                    481,177
        14,621  McAfee, Inc.(1)                                         483,809
         3,400  Nintendo Co. Ltd. ORD                                 1,760,441
                                                                   ------------
                                                                      4,981,561
                                                                   ------------

SPECIALTY RETAIL - 5.5%
        21,292  Aeropostale, Inc.(1)                                    577,226
        36,086  GameStop Corp., Class A(1)                            1,866,007
        12,975  Guess?, Inc.                                            525,098
        11,576  J. Crew Group, Inc.(1)                                  511,312
        13,446  Tractor Supply Co.(1)                                   531,386
        48,876  Urban Outfitters, Inc.(1)                             1,532,263
                                                                   ------------
                                                                      5,543,292
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.6%
         8,324  Crocs, Inc.(1)                                          145,420
        13,481  Gildan Activewear, Inc.(1)                              503,650
                                                                   ------------
                                                                        649,070
                                                                   ------------

TOBACCO - 1.0%
        22,779  Swedish Match AB ORD                                    496,374
        10,404  UST, Inc.                                               567,226
                                                                   ------------
                                                                      1,063,600
                                                                   ------------

VP Vista - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
   Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
        15,485  NII Holdings, Inc.(1)                              $    492,114
        83,787  SBA Communications Corp., Class A(1)                  2,499,366
                                                                   ------------
                                                                      2,991,480
                                                                   ------------

TOTAL COMMON STOCKS
(Cost $81,746,724)                                                   98,876,365
                                                                   ------------

TEMPORARY CASH INVESTMENTS -- 2.4%
--------------------------------------------------------------------------------
$2,400,000    FNMA Discount Notes, 1.35%, 4/1/08(2)
(Cost $2,400,000)                                                     2,400,000
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $84,146,724)                                                  101,276,365
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                    425,038
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $101,701,403
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                Unrealized
 Contracts to Sell          Settlement Date        Value        Gain (Loss)
--------------------------------------------------------------------------------
   479,100  AUD for USD         4/30/08         $  436,215         $ 3,695
   947,875  CHF for USD         4/30/08            954,385            (246)
 5,855,128  DKK for USD         4/30/08          1,237,888             637
88,910,000  JPY for USD         4/30/08            893,120          (1,229)
 2,396,350  SEK for USD         4/30/08            402,741            (929)
                                            ------------------------------
                                                $3,924,349         $ 1,928
                                            ==============================
(Value on Settlement Date $3,926,277)

Notes to Schedule of Investments
--------------------------------------------------------------------------------
ADR  -   American Depositary Receipt
AUD  -   Australian Dollar
CHF  -   Swiss Franc
DKK  -   Danish Krone
FNMA -   Federal National Mortgage Association
JPY  -   Japanese Yen
ORD  -   Foreign Ordinary Share
SEK  -   Swedish Krona
USD  -   United States Dollar

(1)   Non-income producing.
(2)   The rate indicated is the yield to maturity at purchase.

VP Vista - Schedule of Investments

MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2.  Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;
      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of March 31,
2008:

                                                          Unrealized Gain (Loss)
                                     Value of Investment   on Other Financial
                Valuation Inputs          Securities          Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                  $ 93,092,587                          -
Level 2 - Other Significant
          Observable Inputs                 8,183,778                     $1,928
Level 3 - Significant Unobservable
          Inputs                                    -                          -
                                     -------------------------------------------
                                         $101,276,365                     $1,928
                                     ===========================================

*Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                   $  84,832,191
                                                  =============
Gross tax appreciation of investments             $  18,944,531
Gross tax depreciation of investments                (2,500,357)
                                                  -------------
Net tax appreciation (depreciation) of
investments                                       $  16,444,174
                                                  =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    May 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                  (principal executive officer)

Date:    May 29, 2008

By:      /s/   Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    May 29, 2008